UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:            811-05495

          BlackRock High Income Shares
(Exact name of Registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809

(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
BlackRock High Income Shares
40 East 52nd Street, New York, NY 10022
(Name and address of agent for service)

Registrant's telephone number, including area code:      888-825-2257

Date of fiscal year end:      December 31, 2005

Date of reporting period:      December 31, 2005

Item 1. Reports to Shareholders.

The Registrant’s annual report to shareholders is as follows:

FIXED INCOME	LIQUIDITY	EQUITIES	ALTERNATIVES	BLACKROCK SOLUTIONS

BlackRock
Closed-End Funds
Annual Report

DECEMBER 31, 2005

BlackRock Global Floating Rate Income Trust (BGT)

BlackRock High Income Shares (HIS)

BlackRock Preferred Opportunity Trust (BPP)

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

Privacy Principles of the Trusts

          The Trusts are committed to maintaining the privacy of shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Trusts collect, how we protect that information and why, in certain cases, we may share information with select other parties.

          Generally, the Trusts do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of shareholders may become available to the Trusts. The Trusts do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third-party administrator).

          The Trusts restrict access to non-public personal information about their shareholders to BlackRock employees with a legitimate business need for the information. The Trusts maintain physical, electronic and procedural safeguards designed to protect the non-public personal information of their shareholders.

LETTER TO SHAREHOLDERS

December 31, 2005

Dear Shareholder:

          We are pleased to report that during the annual period, the Trusts provided the opportunity to invest in various portfolios of fixed income securities. This report contains the Trusts’ audited financial statements and a listing of the portfolios’ holdings.

          The portfolio management team continuously monitors the fixed income markets and adjusts the portfolios in order to gain exposure to various issuers and security types. This strategy enables the Trusts to move among different sectors, credits and coupons to capitalize on changing market conditions.

          The following table shows the Trusts’ yields, closing market prices per share and net asset values (“NAV”) per share as of December 31, 2005.

Trust (Ticker)	Yield[1]	Market Price	NAV

BlackRock Global Floating Rate Income Trust (BGT)	8.04%	$17.16	$19.13

BlackRock High Income Shares (HIS)	10.56	2.33	2.61

BlackRock Preferred Opportunity Trust (BPP)	8.26	24.20	24.43

[1]	Yield is based on market price.

          BlackRock, Inc. (“BlackRock”), a world leader in asset management, has a proven commitment to managing fixed income securities. As of December 31, 2005, BlackRock managed $301 billion in fixed income securities, including 20 open-end and 47 closed-end bond funds. BlackRock is recognized for its emphasis on risk management and proprietary analytics and for its reputation managing money for the world’s largest institutional investors. BlackRock Advisors, Inc., and its affiliate, BlackRock Financial Management, Inc., which manage the Trusts, are wholly owned subsidiaries of BlackRock, Inc.

          On behalf of BlackRock, we thank you for your continued confidence and assure you that we remain committed to excellence in managing your assets.

Sincerely,

Laurence D. Fink	Ralph L. Schlosstein
Chief Executive Officer	President
BlackRock Advisors, Inc.	BlackRock Advisors, Inc.

TRUST SUMMARIES
DECEMBER 31, 2005
BlackRock Global Floating Rate Income Trust (BGT)

Trust Information

Symbol on New York Stock Exchange:	BGT

Initial Offering Date:	August 30, 2004

Closing Market Price as of 12/31/05:	$17.16

Net Asset Value as of 12/31/05:	$19.13

Yield on Closing Market Price as of 12/31/05 ($17.16):[1]	8.04%

Current Monthly Distribution per Share:[2]	$0.115

Current Annualized Distribution per Share:[2]	$1.380

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.
[2]	The distribution is not constant and is subject to change.

The table below summarizes the Trust’s market price and NAV:

	12/31/05	12/31/04	Change	High	Low

Market Price	$17.16	$18.63	(7.89)%	$19.24	$16.74

NAV	$19.13	$19.21	(0.52)%	$19.48	$18.96

The following charts show the portfolio composition of the Trust’s long-term investments and credit quality allocations of the Trust’s corporate bond investments:

Portfolio Composition

Composition	December 31, 2005	December 31, 2004

Foreign Government Bonds	20%	22%

Consumer Products	11	9

Basic Materials	10	10

Energy	10	8

Media	10	13

Health Care	6	7

Telecommunications	6	5

Entertainment & Leisure	5	6

Conglomerates	4	1

Financial Institutions	3	3

Real Estate	3	3

Technology	3	2

Automotive	2	2

Building & Development	2	2

Containers & Packaging	2	3

Aerospace & Defense	1	1

Ecological Services & Equipment	1	1

Industrials	1	1

Transportation	—	1

Corporate Credit Breakdown3

Credit Rating	December 31, 2004	December 31, 2005

BBB/Baa	19%	28%

BB/Ba	54	41

B	22	29

CCC/Caa	5	2

Not Rated	—	—

[3]

Using the higher of Standard & Poor’s (“S&P”), Moody’s Investors Service (“Moody’s”) or Fitch Ratings (“Fitch”) rating. Corporate bonds represented approximately 20.5% and 18.1% of net assets on December 31, 2005 and December 31, 2004, respectively.

TRUST SUMMARIES
DECEMBER 31, 2005
BlackRock High Income Shares (HIS)

Trust Information

Symbol on New York Stock Exchange:	HIS

Initial Offering Date:	August 10, 1988

Closing Market Price as of 12/31/05:	$2.33

Net Asset Value as of 12/31/05:	$2.61

Yield on Closing Market Price as of 12/31/05 ($2.33):[1]	10.56%

Current Monthly Distribution per Share:[2]	$0.0205

Current Annualized Distribution per Share:[2]	$0.2460

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.
[2]	The distribution is not constant and is subject to change.

The table below summarizes the changes in the Trust’s market price and NAV:

	12/31/05	12/31/04	Change	High	Low

Market Price	$2.33	$2.90	(19.66)%	$2.99	$2.33

NAV	$2.61	$2.87	(9.06)%	$2.87	$2.56

The following charts show the portfolio composition and credit quality allocations of the Trust’s corporate bond investments:

Corporate Portfolio Composition

Composition	December 31, 2005	December 31, 2004

Media	13%	14%

Energy	13	9

Basic Materials	11	12

Telecommunications	10	5

Industrials	10	5

Financial Institutions	9	—

Consumer Products	7	20

Technology	5	1

Containers & Packaging	4	4

Entertainment & Leisure	4	13

Health Care	3	6

Aerospace & Defense	3	4

Automotive	3	4

Building & Development	2	2

Transportation	2	—

Ecological Services & Equipment	1	1

Corporate Credit Breakdown3

BBB/Baa	1%	—%

Ba/BB	23	21

B/B	61	71

CCC/Caa	14	8

Not Rated	1	—

[3]	Using the higher of S&P, Moody’s or Fitch rating. Corporate bonds represented approximately 141.8% and 140.5% of net assets on December 31, 2005, and December 31, 2004, respectively.

TRUST SUMMARIES
DECEMBER 31, 2005
BlackRock Preferred Opportunity Trust (BPP)

Trust Information

Symbol on New York Stock Exchange:	BPP

Initial Offering Date:	February 28, 2003

Closing Market Price as of 12/31/05:	$24.20

Net Asset Value as of 12/31/05:	$24.43

Yield on Closing Market Price as of 12/31/05 ($24.20):[1]	8.26%

Current Monthly Distribution per Share:[2]	$0.166667

Current Annualized Distribution per Share:[2]	$2.000004

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.
[2]	The distribution is not constant and is subject to change.

The table below summarizes the changes in the Trust’s market price and NAV:

	12/31/05	12/31/04	Change	High	Low

Market Price	$24.20	$25.39	(4.69)%	$25.81	$22.60

NAV	$24.43	$25.88	(5.60)%	$26.30	$24.26

The following charts show the portfolio composition and credit quality allocations of the Trust’s long-term investments:

Portfolio Composition

Composition	December 31, 2005	December 31, 2004

Financial Institutions	72%	71%

Real Estate	12	12

Energy	6	7

Consumer Products	3	2

Media	2	3

Basic Materials	1	1

Building & Development	1	—

Industrials	1	—

Telecommunications	1	1

Automotive	1	1

Containers & Packaging	—	1

Other	—	1

Credit Breakdown3

Credit Rating	December 31, 2005	December 31, 2004

AAA/Aaa	—%	1%

AA/Aa	13	20

A	39	33

BBB/Baa	29	27

BB/Ba	11	10

B	7	9

CCC/Caa	1	—

[3]	Using the higher of S&P, Moody’s or Fitch rating.

PORTFOLIO OF INVESTMENTS DECEMBER 31, 2005
BlackRock Global Floating Rate Income Trust (BGT)

Rating[1] (unaudited)	Principal Amount (000)		Description	Value

			LONG-TERM INVESTMENTS—153.3%
			Corporate Bonds—20.5%
			Automotive—0.3%
B-	$25		Accuride Corp., 8.50%, 2/01/15	$24,625
BB+	400		ArvinMeritor, Inc., 8.75%, 3/01/12	384,000
Caa1	525	[2]	Delco Remy Intl., Inc., 8.60%, 4/15/09	480,375
B-	40		Goodyear Tire & Rubber Co., 7.857%, 8/15/11	39,100
CCC+	220	[2]	Metaldyne Corp., 10.00%, 11/01/13	202,400
BB	185		Navistar Intl. Corp., 7.50%, 6/15/11	175,750

				1,306,250

			Basic Materials—1.3%
B+	1,000	[2]	Abitibi-Consolidated, Inc., 7.991%, 6/15/11 (Canada)	962,500
B+	260	[2]	Boise Cascade LLC, 7.475%, 10/15/12	253,500
BB-	1,000	[2]	Bowater, Inc., 7.491%, 3/15/10	985,000
B+	70		Donohue Forest Products, 7.625%, 5/15/07 (Canada)	72,188
Ba3	750		Hercules, Inc., 6.75%, 10/15/29	721,875
BBB-	95		Intl. Steel Group, Inc., 6.50%, 4/15/14	95,475
			Lyondell Chemical Co.,
BB-	300		11.125%, 7/15/12	336,750
BB-	300		Ser. A, 9.625%, 5/01/07	313,875
B-	565		Nalco Co., 8.875%, 11/15/13	591,131
			NewPage Corp.,
B3	80		10.00%, 5/01/12	78,800
B3	1,500	[2]	10.50%, 5/01/12	1,485,000
B-	50	[3]	PQ Corp., 7.50%, 2/15/13	46,625

				5,942,719

			Building & Development—0.3%
B+	1,000	[2]	Ainsworth Lumber Co. Ltd., 8.277%, 10/01/10 (Canada)	977,500
B2	90	[3]	Compression Polymers Corp., 10.50%, 7/01/13	87,300
B-	240	[3]	Goodman Global Holding Co., Inc., 7.875%, 12/15/12	223,200
B	60		North American Energy Partners, Inc., 9.00%, 6/01/10 (Canada)	62,400

				1,350,400

			Consumer Products—0.7%
B3	45		ALH Finance LLC, 8.50%, 1/15/13	42,300
B3	400		Cenveo Corp., 7.875%, 12/01/13	385,000
CCC+	1,050	[2]	Duane Reade, Inc., 8.991%, 12/15/10	976,500
B3	110		Finlay Fine Jewelry Corp., 8.375%, 6/01/12	99,000
B2	40		Gold Kist, Inc., 10.25%, 3/15/14	44,400
B-	555	[3]	Knowledge Learning Corp., Inc., 7.75%, 2/01/15	527,250
B-	400		Lazydays RV Center, Inc., 11.75%, 5/15/12	406,000
B	180	[2]	Levi Strauss & Co., 9.28%, 4/01/12	181,350
B3	310		Movie Gallery, Inc., 11.00%, 5/01/12	241,800
B-	365	[2,3]	Rite Aid Corp., 6.125%, 12/15/08	343,100

				3,246,700

			Ecological Services & Equipment—0.1%
BB-	625		Allied Waste North America, 5.75%, 2/15/11	590,625

			Energy—8.0%
BB+	750	[3]	AES Corp., 9.00%, 5/15/15	821,250
B1	130		ANR Pipeline Co., 9.625%, 11/01/21	159,088
B	80	[3]	Chaparral Energy, Inc., 8.50%, 12/01/15	82,800
BB-	70		Compagnie Generale de Geophysique SA, 7.50%, 5/15/15 (France)	72,100
B	375		El Paso Production Holding Co., 7.75%, 6/01/13	390,937
B1	750		Foundation Pennsylvania Coal Co., 7.25%, 8/01/14	778,125
BB	14,430		Gazprom OAO, 9.625%, 3/01/13 (Russia)	17,382,378
B-	730		KCS Energy, Inc., 7.125%, 4/01/12	730,000
			Pemex Project Funding Master Trust,
Baa1	800	[3]	9.875%, 12/02/08	904,000
Baa1	12,700		Ser. 15, 6.40%, 10/15/09	13,335,000

See Notes to Financial Statements.

BlackRock Global Floating Rate Income Trust (BGT) (continued)

Rating[1] (unaudited)	Principal Amount (000)		Description	Value

			Energy—(cont’d)
			Reliant Energy, Inc.,
BB-	$205		6.75%, 12/15/14	$179,375
BB-	750		9.25%, 7/15/10	751,875
B2	300		Whiting Petroleum Corp., 7.25%, 5/01/13	303,750

				35,890,678

			Entertainment & Leisure—0.2%
B3	180	[3]	Greektown Holdings LLC, 10.75%, 12/01/13	178,650
BB	750		MGM Mirage, 5.875%, 2/27/14	712,500
B	25		Poster Financial Group, Inc., 8.75%, 12/01/11	25,813
B+	40	[3]	San Pasqual Casino, 8.00%, 9/15/13	40,200
B+	70		Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 6.625%, 12/01/14	68,250

				1,025,413

			Financial Institutions—3.2%
B+	93		AES Ironwood LLC, 8.857%, 11/30/25	103,528
BB	140	[3]	American Real Estate Partners LP/American Real Estate Finance Corp., 7.125%, 2/15/13	139,650
BB	750		Crum & Forster Holdings Corp., 10.375%, 6/15/13	791,250
BB+	60		Ford Motor Credit Co., 7.25%, 10/25/11	51,833
BB	3,000	[2]	General Motors Acceptance Corp., 5.50%, 1/16/07	2,850,780
BB	5,455		Kazkommerts Intl. BV, 8.50%, 4/16/13 (Netherlands)	5,940,495
Baa2	3,000	[3]	Kazkommertsbank Intl. BV, 8.50%, 4/16/13	3,247,500
BBB	25	[2]	Marsh & McLennan Cos., Inc., 4.72%, 7/13/07	24,902
B2	750	[3]	Rainbow National Services LLC, 8.75%, 9/01/12	796,875
B-	300	[2]	Universal City Florida Holding Co. I/II, 9.00%, 5/01/10	300,000

				14,246,813

			Health Care—0.9%
Ca	10	[2,4]	Curative Health Services, Inc., 10.75%, 5/01/11	6,200
B-	750		IASIS Healthcare LLC/IASIS Cap. Corp., 8.75%, 6/15/14	788,437
B	1,750	[2,3]	Insight Health Services Corp., 9.174%, 11/01/11	1,675,625
			Tenet Healthcare Corp.,
B	30		6.375%, 12/01/11	27,450
B	50		9.875%, 7/01/14	50,750
B-	830		Universal Hospital Services, Inc., 10.125%, 11/01/11	863,200
B2	450		US Oncology, Inc., 9.00%, 8/15/12	481,500

				3,893,162

			Industrials—0.6%
B-	735		DI Finance/DynCorp. Intl., 9.50%, 2/15/13	764,400
CCC+	125	[3]	Hydrochem Industrial Services, 9.25%, 2/15/13	120,000
B-	180		NationsRent Cos., Inc., 9.50%, 5/01/15	187,650
CCC+	325		Park-Ohio Inds., Inc., 8.375%, 11/15/14	282,750
B3	210	[3]	Sunstate Equipment Co. LLC, 10.50%, 4/01/13	213,150
CCC+	575		Trimas Corp., 9.875%, 6/15/12	477,250
Caa1	600		United Rentals NA, Inc., 7.00%, 2/15/14	561,000

				2,606,200

			Media—0.5%
NR	250		Cablecom SCA, 5.264%, 4/30/12 (Luxembourg) (EUR)	298,935
CCC+	780		Charter Communications Holdings II, LLC/Charter Communications Holdings II Capital Corp., 10.25%, 9/15/10	776,100
BB-	750		Echostar DBS Corp., 6.375%, 10/01/11	723,750
B2	80	[3]	Network Communications, Inc., 10.75%, 12/01/13	80,100
B3	70		Nexstar Finance, Inc., 7.00%, 1/15/14	64,137
B2	350	[2,3]	Paxson Communications Corp., 7.777%, 1/15/12	348,250
CCC+	100	[3]	Unity Media GmbH, 10.375%, 2/15/15 (Germany)	103,875

				2,395,147

			Real Estate—1.3%
BB+	6,350		Rouse Co., 5.375%, 11/26/13	6,041,263

See Notes to Financial Statements.

BlackRock Global Floating Rate Income Trust (BGT) (continued)

Rating[1] (unaudited)	Principal Amount (000)		Description	Value

			Technology—0.9%
BB+	$1,500	[2]	Freescale Semiconductor, Inc., 7.35%, 7/15/09	$1,548,750
Ba3	1,875	[2]	MagnaChip Semiconductor SA/Magna Semiconductor Finance Co., 7.741%, 12/15/11	1,907,812
B-	250	[2,3]	Sungard Data Systems, Inc., 8.525%, 8/15/13	260,625
B	140		Superior Essex Communications LLC/Essex Group, Inc., 9.00%, 4/15/12	138,600

				3,855,787

			Telecommunications—1.9%
CCC	70	[3]	Centennial Communications Corp., 10.00%, 1/01/13	69,825
BB-	810		Cincinnati Bell, Inc., 7.25%, 7/15/13	840,375
			Dobson Cellular Systems, Inc.,
B1	350		8.375%, 11/01/11	371,438
B1	325	[2]	9.00%, 11/01/11	338,000
B3	115	[2,3]	Hawaiian Telcom Communications, Inc., 9.948%, 5/01/13	109,825
			Intelsat Ltd., (Bermuda)
Caa1	75		5.25%, 11/01/08	67,875
B2	50	[3]	8.25%, 1/15/13	50,000
B2	200	[3]	8.625%, 1/15/15	202,000
B2	485	[2,3]	9.614%, 1/15/12	492,275
BB	2,350	[2]	Qwest Communications Intl., Inc, 7.84%, 2/15/09	2,376,437
BB+	2,500	[2,3]	Qwest Corp., 7.741%, 6/15/13	2,706,250
BB	400	[2]	Rogers Wireless Communications, Inc., 7.616%, 12/15/10 (Canada)	414,000
Caa1	385		Rural Cellular Corp., 9.875%, 2/01/10	406,175
B3	150	[3]	Wind Acquisition Finance SA, 10.75%, 12/01/15 (Luxembourg)	156,375

				8,600,850

			Transportation—0.3%
BB-	130	[3]	Hertz Corp., 8.875%, 1/01/14	132,600
B3	315		Horizon Lines LLC, 9.00%, 11/01/12	331,538
B+	750		OMI Corp., 7.625%, 12/01/13 (Marshall Island)	758,437

				1,222,575

			Total Corporate Bonds	92,214,582

			Bank Loans—102.4%
			Aerospace & Defense—2.1%
	2,955		Caci International, Inc., Term Loan, LIBOR + 1.50%, 5/03/11	2,979,510
	976		Camp Acquisition Co., Term Loan A, LIBOR + 3.25%, 8/30/11	978,246
	995		Dyncorp International LLC, Term Loan B, LIBOR + 2.75%, 2/11/11	997,488
	411		Hexcel Corp., Term Loan B, LIBOR + 1.75%, 3/01/12	414,537
	2,000		MRO Acquisition LLC, Second Lien Term Loan, LIBOR + 5.25%, 8/15/11	2,025,000
	1,492		Standard Aero Holdings, Inc., Term Loan, LIBOR + 2.25%, 8/20/12	1,482,048
	499		U.S. Investigations Services, LLC, Term Loan B, LIBOR + 2.50%, 10/14/12	499,997

				9,376,826

			Automotive—3.1%
			Goodyear Tire & Rubber Co. (The),
	500		Second Lien Term Loan, LIBOR + 2.75%, 4/30/10	503,021
	1,000		Third Lien Term Loan, LIBOR + 3.50%, 4/01/11	996,750
	993		Hilite International, European Term Loan, LIBOR + 4.00%, 4/15/10	932,950
	750		IAP Worldwide Services, Inc., Term Loan, LIBOR, 12/31/12	757,500
	500		Keystone Automotive, Inc., Term Loan C, LIBOR + 2.50%, 11/30/10	501,250
	999		Metaldyne Co. LLC, Term Loan D, LIBOR + 4.50%, 12/31/09	996,495
	1,750		Polar Corp., Second Lein Term Loan, LIBOR, 6/15/10	1,776,250
	500		Precision Parts Intl., Term Loan B, LIBOR + 3.75%, 10/01/11	501,875
	1,252		Progressive Moulded Products Ltd., Term Loan B, LIBOR + 4.50%, 8/16/11	1,069,123
	2,993		TI Group Automotive Systems, Term Loan C, LIBOR + 3.25%, 6/30/11	2,948,303
			TRW Automotive Acquisitions Corp.,
	494		Tranche B, LIBOR + 1.50%, 6/30/12	494,997
	2,481		New Term Loan E, LIBOR + 1.50%, 10/29/10	2,485,592

				13,964,106

See Notes to Financial Statements.

BlackRock Global Floating Rate Income Trust (BGT) (continued)

Rating[1] (unaudited)	Principal Amount (000)	Description	Value

		Basic Materials—13.3%
	$2,776	Appleton Papers, Inc., Term Loan, LIBOR + 2.25%, 6/11/10	$2,798,265
		Basell NV,
	500	Term Loan B2, LIBOR + 2.50%, 9/07/13	507,344
	500	Term Loan C2, LIBOR + 3.00%, 9/07/14	507,344
	995	Berry Plastics Corp., Term Loan, LIBOR + 2.00%, 12/02/11	1,005,987
	1,912	Boise Cascade Corp., Term Loan D, LIBOR + 1.75%, 10/29/11	1,935,605
	3,000	Brenntag Group, Term Loan, TBD	3,024,166
	791	Buckeye Technologies, Inc., Term Loan, LIBOR + 2.00%, 3/15/08	794,344
	3,588	Celanese, Ag, Term Loan, LIBOR + 2.00%, 4/06/11	3,621,091
	2,000	Cognis Deutschland, Second Lien Term Loan, LIBOR + 4.75%, 11/15/13	2,039,000
	1,000	Compass Minerals, Term Loan, LIBOR + 1.50%, 12/31/12	1,005,000
	1,426	Foundation Coal Corp., Term Loan B, LIBOR + 2.00%, 7/30/11	1,445,727
	987	Hercules, Inc., Term Loan B, LIBOR + 1.75%, 10/08/10	997,805
	7,308	Huntsman International, LLC, Term Loan B, LIBOR + 1.75%, 8/16/12	7,340,937
		Ineos Group, Ltd.,
	2,750	Term Loan B2, LIBOR + 2.75%, 12/16/13	2,750,000
	2,750	Term Loan C2, LIBOR + 3.25%, 12/16/14	2,750,000
	3,780	Innophos, Inc., Term Loan, LIBOR + 2.25%, 8/13/10	3,817,800
		Invista B.V.,
	2,650	Term Loan, TBD	2,663,250
	4,726	Term Loan B-1, LIBOR + 2.25%, 4/29/11	4,765,461
	220	Kraton Polymers, LLC, Term Loan, LIBOR + 2.50%, 12/23/10	223,180
	5,831	Nalco Co., Term Loan B, LIBOR + 2.00%, 11/04/10	5,900,687
	1,500	Pinnoak Resources, LLC, Term Loan, LIBOR, 11/22/12	1,503,750
	496	PQ Corp., Term Loan, LIBOR + 2.00%, 2/10/12	501,213
	500	Pregis Corp., Term Loan B-2, LIBOR + 2.50%, 10/12/12	594,910
	950	Professional Paint, Inc., Term Loan, LIBOR + 2.75%, 9/30/11	953,563
	4,355	Rockwood Specialties Group, Inc., Term Loan E, LIBOR + 2.00%, 2/13/13	4,399,229
	1,970	Supresta, LLC, Term Loan, LIBOR + 3.00%, 7/30/12	1,972,462

			59,818,120

		Building & Development—2.4%
	242	Atrium Companies, Inc., Term Loan, LIBOR + 3.75%, 12/28/11	238,777
	1,500	Custom Building Products, Inc., Second Lien Term Loan, LIBOR + 5.00%, 4/29/12	1,485,000
	500	Euramax International, Inc., Second Lien Term Loan, LIBOR + 7.00%, 6/29/13	468,125
	1,250	Harmon Koval, Term Loan, 3.25%, 11/18/07	1,246,875
	2,000	Landsource Communities Development, LLC, Term Loan B, LIBOR + 2.50%, 3/31/10	2,017,500
	988	Nortek, Inc., Term Loan B, LIBOR + 2.25%, 8/27/11	995,400
	2,268	Ply Gem Industries, Inc., CND Term Loan, LIBOR + 2.50%, 3/15/10	2,276,731
	1,250	Professional Service, Inc., Term Loan B, LIBOR + 3.00%, 10/31/12	1,251,563
	975	Rhodes Ranch, Term Loan, LIBOR + 3.25%, 11/21/10	972,563

			10,952,534

		Business Equipment & Services—0.2%
	990	Latham International, Term Loan, LIBOR + 3.75%, 12/31/10	997,432

		Conglomerates—6.6%
		Atlantis Plastics, Inc.,
	995	First Lien Term Loan, LIBOR + 2.75%, 9/30/11	998,731
	750	Second Lien Term Loan, LIBOR + 7.25%, 3/11/05	748,125
	486	Chart Industries, Inc., Term Loan B, LIBOR + 2.00%, 10/17/12	491,884
	2,757	Fidelity National Information Solutions, Inc., Term Loan B, LIBOR + 1.75%, 3/09/13	2,767,507
	500	Gentek, Inc., Second Lien Term Loan, LIBOR + 5.75%, 3/15/12	496,000
	3,456	Honeywell Security, Term Loan B, LIBOR + 3.25%, 6/28/10	3,473,550
		IAP Acquisition Corp.,
	1,496	First Lien Term Loan, LIBOR + 2.75%, 3/01/11	1,496,874
	625	Second Lien Term Loan, LIBOR + 5.75%, 3/01/12	637,239
		Invensys Intl. Holdings, Ltd.,
	2,000	Term Loan, LIBOR, 3/05/09	1,940,000
	561	Term Loan B1, LIBOR + 3.50%, 9/05/09	570,609
	2,000	Second Lien Term Loan, LIBOR + 4.75%, 11/30/09	2,050,000

See Notes to Financial Statements.

BlackRock Global Floating Rate Income Trust (BGT) (continued)

Rating[1] (unaudited)	Principal Amount (000)	Description	Value

		Conglomerates—(cont’d)
		Jarden Corp.,
	$989	Term Loan B2, LIBOR + 1.75%, 1/24/12	$990,825
	1,577	Term Loan, LIBOR + 2.00%, 8/15/11	1,583,396
	463	Lionbridge Technologies, Inc., Term Loan, LIBOR + 3.50%, 9/01/11	464,813
	998	Mueller Group, Inc., Term Loan B, LIBOR + 2.25%, 10/03/12	1,008,722
	417	Penn Engineering & Manufacturing, Term Loan, LIBOR + 2.50%, 5/25/11	421,105
	2,439	Polypore, Inc., Term Loan, LIBOR + 3.00%, 11/12/11	2,420,661
	707	Rexnord Corp., Term Loan, LIBOR + 2.25%, 12/31/11	713,919
	2,487	Sungard Data Systems, Inc., Term Loan B, LIBOR + 2.50%, 2/11/13	2,501,750
	3,754	Visant Holding Corp., Term Loan C, LIBOR + 2.25%, 10/04/11	3,800,948

			29,576,658

		Consumer Products—15.4%
	1,000	24 Hour Fitness Worldwide, Inc., Term Loan B, LIBOR + 3.00%, 6/08/12	1,011,667
	469	Adams Outdoor Advertising, L.P., Term Loan, LIBOR + 2.00%, 10/18/12	475,063
	1,985	Alliance One International, Inc., Term Loan B, LIBOR + 3.50%, 5/13/10	1,982,519
	498	Arby’s Restaurant Group, Inc., Term Loan B, LIBOR + 2.25%, 7/25/12	499,366
		Berkline Bench Craft,
	1,625	Term Loan B, LIBOR + 3.00%, 11/03/11	1,495,000
	2,000	Second Lien Term Loan, LIBOR + 10.00%, 4/30/12	1,500,000
		Bolthouse Farms, Inc.,
	1,000	Term Loan, PRIME + 1.50%, 12/16/12	1,013,750
	500	Term Loan, PRIME + 4.50%, 12/16/13	510,833
	995	Burger King Corp., Term Loan B, LIBOR + 1.75%, 6/30/12	1,005,883
	963	Carrols Corp., Term Loan, LIBOR + 2.50%, 12/31/10	974,160
	742	Central Garden & Pet Co., Term Loan B, LIBOR + 1.75%, 5/15/09	751,716
	498	Chiquita Brands International, Inc., Term Loan C, LIBOR + 2.50%, 6/28/12	502,061
	1,116	CKE Restaurants, Inc., Term Loan, LIBOR + 2.00%, 5/01/10	1,125,412
		Coinmach Corp.,
	596	Term Loan, 0.50%, 12/19/12	604,693
	404	Term Loan, LIBOR + 2.50%, 12/19/12	409,057
	1,750	Commonwealth Brands, Inc., Term Loan, PRIME + 1.25%, 12/22/12	1,766,406
	1,122	Constellation Brands, Inc., Term Loan B, LIBOR + 1.50%, 11/30/11	1,132,902
	743	Culligan International Co., Term Loan B, LIBOR + 2.50%, 9/30/11	750,853
	3,500	Denny’s Corp., Second Lien Term Loan, LIBOR + 5.25%, 9/30/10	3,591,875
	1,473	Desa International, Inc., Term Loan, LIBOR + 5.00%, 12/30/11	1,455,033
		Eastman Kodak Co.,
	368	Term Loan B-2, 1.50%, 10/18/12	364,890
	882	Term Loan B1, LIBOR + 2.25%, 10/18/12	883,088
	1,500	Eight O’Clock Coffee, Term Loan B, LIBOR + 3.00%, 11/14/11	1,511,250
	500	Fender Musical Instruments Corp., Second Lien Term Loan, LIBOR + 4.50%, 9/30/12	505,000
	500	Garden Fresh Restaurant Corp., Term Loan, PRIME, 6/30/12	500,000
	224	Herbalife International, Inc., Term Loan, LIBOR + 1.75%, 12/20/10	225,976
		Hertz Corp.,
	1,266	Term Loan, 11.25%, 12/31/07	1,281,231
	500	Term Loan, LIBOR, 12/31/12	506,016
	1,484	Term Loan, LIBOR + 2.25%, 12/31/12	1,501,854
	748	Knoll, Inc., Term Loan, LIBOR + 2.00%, 10/03/12	755,606
	990	Landry’s Restaurants, Inc., Term Loan B, LIBOR + 1.75%, 12/28/10	999,075
	749	Language Line, Inc., Term Loan B, LIBOR + 4.25%, 6/10/11	751,662
	917	Maidenform, Inc., Term Loan, LIBOR + 2.25%, 5/11/10	923,542
	998	Mapco Express, Inc., Term Loan, LIBOR + 2.75%, 4/28/11	1,009,969
	500	MD Beauty, Inc., Second Lien Term Loan, LIBOR + 7.00%, 2/18/13	503,125
	3,483	Movie Gallery, Inc., Term Loan B, LIBOR + 3.75%, 4/27/11	3,323,301
	1,750	Neiman-Marcus Group, Inc., Term Loan, LIBOR + 2.50%, 4/06/13	1,761,947
	1,995	NewPage, Term Loan B, LIBOR + 3.00%, 5/02/11	2,014,950
	3,500	Olympus Cable Holdings, LLC, Term Loan B, PRIME + 2.00%, 9/30/10	3,404,999
	591	Oreck Corp., Term Loan B, LIBOR + 2.75%, 1/27/12	593,963
		Oriental Trading Co., Inc.,
	1,345	Term Loan B, LIBOR + 2.25%, 8/06/10	1,349,103
	1,500	Second Lien Term Loan, LIBOR + 4.75%, 1/08/11	1,504,375

See Notes to Financial Statements.

BlackRock Global Floating Rate Income Trust (BGT) (continued)

Rating[1] (unaudited)	Principal Amount (000)	Description	Value

		Consumer Products—(cont’d)
	$3,455	OSI Group LLC, German Term Loan, LIBOR + 2.00%, 9/02/11	$3,491,042
	903	PBM Products, LLC, Term Loan B, LIBOR + 3.00%, 7/26/11	904,263
	2,382	Pierre Foods, Inc., Term Loan B, LIBOR + 1.75%, 6/30/10	2,409,303
	750	Pivotal Promontory, LLC, Second Lien Term Loan, LIBOR + 6.50%, 8/31/11	750,000
	1,970	Prestige Brands Holdings, Inc., Term Loan B, LIBOR + 2.25%, 4/06/11	1,985,596
		R.H. Donnelley, Inc.,
	396	Term Loan A3, LIBOR + 1.75%, 12/31/09	397,279
	2,163	Term Loan D, LIBOR + 1.75%, 6/30/11	2,172,046
	1,500	Roundy’s Supermarkets, Inc., Term Loan, LIBOR + 3.00%, 11/03/11	1,489,875
	2,955	Solo Cup, Inc., Term Loan, LIBOR + 2.50%, 2/27/11	2,972,741
	993	Spectrum Brands, Inc., Term Loan B, LIBOR + 2.25%, 2/06/12	996,636
		Synventive Acquisition, Inc.,
	748	Term Loan B, LIBOR + 3.25%, 7/29/12	751,398
	800	Term Loan, LIBOR + 14.00%, 7/29/14	800,000
	500	Travelcenters of America, Inc., Term Loan B, LIBOR + 1.75%, 12/01/11	504,625
	961	Tupperware Corp., Term Loan, LIBOR + 1.50%, 12/05/12	959,288

			69,317,263

		Containers & Packaging—3.0%
	349	Flexsol Packaging Corp., First Lien Term Loan, LIBOR + 3.25%, 11/30/11	346,991
		Graham Packaging Company, L.P.,
	5,687	Term Loan B, LIBOR + 2.25%, 10/07/11	5,749,092
	2,000	Term Loan C, LIBOR + 4.25%, 4/07/12	2,032,500
	3,425	Graphic Packaging International, Inc., Term Loan C, LIBOR + 2.50%, 6/30/10	3,463,744
	750	Ranpak Corp., Term Loan B, PRIME + 1.50%, 12/31/11	754,687
	900	Smurfit-Stone Container Corp., Term Loan B, LIBOR + 2.25%, 11/01/11	907,647

			13,254,661

		Ecological Services & Equipment—0.9%
		Allied Waste North America, Inc.,
	535	Term Loan A, LIBOR + 2.00%, 1/15/12	537,811
	1,416	Term Loan, LIBOR + 2.00%, 1/15/12	1,422,941
	2,000	Envirosolutions, Inc., Term Loan, LIBOR + 3.50%, 7/07/12	2,030,000

			3,990,752

		Energy—6.6%
	1,500	AES Corp., Term Loan, LIBOR + 1.75%, 4/30/08	1,513,125
		Boart Longyear Co.,
	1,496	Term Loan, LIBOR + 3.00%, 7/28/12	1,511,212
	500	Term Loan, LIBOR + 7.00%, 4/30/13	500,000
	995	Cellnet Technology, Inc., Term Loan B, LIBOR + 3.00%, 4/26/12	1,004,950
	1,498	Coffeyville Resources, LLC, Term Loan, LIBOR + 2.50%, 6/24/12	1,515,068
	597	Cogentrix Delaware Holdings, Inc., Term Loan, LIBOR + 1.75%, 4/14/12	602,142
	500	Coleto Creek Power, Term Loan C1, LIBOR + 2.00%, 6/30/12	509,688
	249	Complete Production Services, Inc., Term Loan B, LIBOR, 9/12/12	251,869
	1,975	El Paso Corp., Term Loan, LIBOR + 2.85%, 11/30/07	1,982,681
	498	Energy Transfer Co., Term Loan B, LIBOR + 3.00%, 5/20/12	497,749
	1,500	Key Energy Services, Term Loan B, LIBOR + 2.75%, 6/30/12	1,518,124
	482	Mainline, L.P., Term Loan, LIBOR + 2.375%, 12/31/11	482,500
	650	MGG Holdings, Term Loan, TBD, 12/15/10	655,688
	1,250	Petro Geological Services, Term Loan, LIBOR, 12/31/12	1,258,594
	250	Petrohawk, Second Lien Term Loan, LIBOR + 4.50%, 7/31/10	251,875
	7,037	Reliant Energy Resources Corp., Term Loan, LIBOR + 2.375%, 4/30/10	7,009,332
		Semcrude, L.P.,
	636	USD Term Loan, LIBOR + 2.25%, 3/16/11	641,679
	1,496	CND Term Loan, LIBOR + 2.25%, 3/16/11	1,511,349
	1,500	Targa Resources Asst. Sale, Term Loan, LIBOR + 2.25%, 10/31/07	1,498,125
	2,983	Texas Genco, LLC, Term Loan, LIBOR + 2.00%, 12/14/11	2,984,461

See Notes to Financial Statements.

BlackRock Global Floating Rate Income Trust (BGT) (continued)

Rating[1] (unaudited)	Principal Amount (000)	Description	Value

		Energy—(cont’d)
	$500	Trout Coal Holdings, LLC, Second Lien Term Loan, LIBOR + 6.50%, 3/15/12	$481,250
		Wolf Hollow I LP.,
	491	Term Loan, LIBOR, 6/15/12	493,939
	500	Term Loan, LIBOR, 12/15/12	506,250
	509	Term Loan, LIBOR + 2.25%, 6/15/12	512,936

			29,694,586

		Entertainment & Leisure—8.1%
	998	Blockbuster Entertainment Corp., Term Loan B, LIBOR + 4.00%, 8/20/11	967,766
	1,970	Boyd Gaming Corp., Term Loan B, LIBOR + 1.50%, 6/30/11	1,991,753
	1,245	CCM Merger, Inc., Term Loan B, LIBOR + 2.00%, 7/13/12	1,252,157
	2,000	Greektown Holdings, LLC, Term Loan B, LIBOR + 2.50%, 12/03/12	2,020,000
	1,500	Hit Entertainment, Ltd., Term Loan, LIBOR + 2.25%, 3/20/12	1,502,625
		Hollywood Theaters, Inc.,
	1,724	First Lien Term Loan, LIBOR + 3.25%, 7/31/09	1,732,369
	2,500	Second Lien Term Loan, LIBOR + 7.00%, 1/31/10	2,515,625
	1,485	Kerasotes Theatres, Inc., Term Loan B, LIBOR + 2.50%, 10/31/11	1,489,949
	4,924	Loews Cineplex Entertainment Corp., Term Loan B, LIBOR + 2.25%, 7/31/11	4,938,627
	990	Marina District Fin. Company, Inc., Term Loan B, LIBOR + 1.75%, 10/20/11	995,775
	5,000	Metro-Goldwyn-Mayer Studios, Inc., Term Loan B, LIBOR + 2.25%, 4/08/12	5,029,545
	998	Penn National Gaming, Term Loan B, LIBOR + 1.75%, 10/03/12	1,008,411
	750	Riverside Casino & Golf Resort, LLC, Term Loan B, PRIME + 3.00%, 11/15/12	750,000
	990	Universal City Dev. Partners LP, Term Loan B, LIBOR + 2.00%, 6/09/11	1,001,137
	1,500	Venetian Casino Resorts, LLC, Term Loan B, LIBOR + 1.75%, 6/15/11	1,508,672
	499	Volume Svcs. America, Inc., Term Loan, LIBOR + 3.25%, 10/01/10	501,241
		Wembley, Inc.,
	995	First Lien Term Loan, LIBOR + 2.00%, 8/23/11	1,010,547
	500	Second Lien Term Loan, LIBOR + 3.75%, 8/23/12	508,437
	1,099	Wyndham International, Inc., Term Loan E, LIBOR + 4.50%, 9/11/07	1,154,317
	4,000	Wynn Las Vegas, LLC, Term Loan, LIBOR + 2.15%, 12/14/11	4,036,668
	498	Yellowstone Mountain Club, Term Loan, LIBOR + 2.35%, 9/30/10	498,697

			36,414,318

		Financial Institutions—1.7%
	1,185	Arias Acquisitions, Inc., Term Loan, LIBOR + 3.75%, 7/26/11	1,180,556
	1,433	Global Cash Access, LLC, Term Loan, LIBOR + 2.25%, 3/10/10	1,450,829
		N.E.W. Holdings I, LLC,
	904	First Lien Term Loan, LIBOR + 3.25%, 7/08/11	915,623
	250	Second Lien Term Loan, LIBOR + 7.00%, 6/30/12	253,750
	2,000	Nasdaq Stock Market, Inc., Term Loan B, LIBOR + 1.50%, 12/08/11	2,010,834
	496	USI Holdings Corp., Term Loan B, LIBOR + 2.50%, 8/11/08	497,142
	1,103	Walnut Investment Co., LLC, Term Loan, LIBOR + 2.75%, 4/13/12	1,110,914

			7,419,648

		Health Care—8.5%
	3,900	Arizant, Inc., Term Loan, PRIME + 2.25%, 8/15/10	3,915,096
	1,500	CCS Med., Term Loan B, LIBOR + 3.25%, 9/30/12	1,485,000
	5,377	Community Health Systems, Inc., Term Loan, LIBOR + 1.75%, 8/19/11	5,440,776
	3,500	Concentra Operating Corp., Term Loan B, LIBOR + 2.00%, 9/30/11	3,540,834
	958	Davita, Inc., Term Loan B, LIBOR + 2.25%, 10/05/12	970,495
	1,000	Duloxetine Royalty Sub., First Lien Term Loan, LIBOR + 4.50%, 10/15/13	1,000,000
		HealthSouth Corp.,
	319	Term Loan B, LIBOR + 2.50%, 2/28/10	319,547
	1,175	Term Loan, LIBOR + 2.50%, 3/31/10	1,178,282
	2,000	Term Loan, LIBOR + 5.00%, 6/15/10	1,996,666
	2,000	Term Loan, 10.375%, 1/16/11	2,103,334
	2,955	IASIS Healthcare Corp., Term Loan B, LIBOR + 2.25%, 6/30/11	2,990,705
	2,663	Jean Coutu Group, Inc., Term Loan B, LIBOR + 2.25%, 7/30/11	2,686,887
	531	Kinetic Concepts, Inc., Term Loan B-2, LIBOR + 1.75%, 8/11/10	534,853
	480	NDC Hlth. Corp., Term Loan, LIBOR + 3.00%, 11/26/08	479,968
	993	Select Med. Corp., Term Loan B, PRIME + 0.75%, 2/24/12	992,224
	500	Triumph Healthcare Second Holdings, Inc., Second Lien Term Loan, LIBOR + 8.50%, 8/31/12	499,584
	3,029	US Oncology, Inc., Term Loan, LIBOR + 2.25%, 8/20/11	3,059,746

See Notes to Financial Statements.

BlackRock Global Floating Rate Income Trust (BGT) (continued)

Rating[1] (unaudited)	Principal Amount (000)	Description	Value

		Health Care—(cont’d)
	$993	Vanguard Hlth. Holding Co. II, Term Loan, LIBOR + 2.25%, 9/23/11	$1,004,493
		Warner Chilcott Corp.,
	530	Term Loan, 1.375%, 1/18/11	528,928
	2,167	Term Loan B, LIBOR + 2.75%, 1/18/11	2,163,007
	873	Term Loan C, LIBOR + 2.75%, 1/18/11	871,586
	403	Term Loan D, LIBOR + 2.75%, 1/18/11	402,648

			38,164,659

		Industrials—1.6%
		Acosta, Inc.,
	1,250	Term Loan, LIBOR + 2.25%, 12/15/12	1,262,500
	150	Term Loan, LIBOR + 5.75%, 6/06/13	153,000
	435	Alderwoods Group, Inc., Term Loan B2, LIBOR + 2.00%, 9/29/09	439,305
	744	Novelis, Inc., CND Term Loan B, LIBOR + 1.75%, 1/06/12	750,959
	625	QTC Acquisition, Inc., Term Loan, LIBOR + 6.50%, 5/04/13	624,219
	492	Roller Bearing Co. of America, Term Loan, PRIME + 1.50%, 6/30/11	494,544
	2,000	Tinnerman Palnut Engineered Products, Inc., Term Loan, LIBOR + 7.25%, 11/01/11	1,860,000
	1,649	Worldspan, L.P., Term Loan, LIBOR + 2.75%, 2/16/10	1,599,422

			7,183,949

		Media—14.6%
	1,844	Alliance Atlantis Communications, Inc., Term Loan C, LIBOR + 1.50%, 12/20/11	1,854,704
	1,737	American Lawyers Media, Inc., First Lien Term Loan, LIBOR + 2.50%, 3/05/10	1,733,980
	978	Bragg Communications, Inc., Term Loan B, LIBOR + 2.00%, 8/31/11	989,744
	1,000	Bresnan Communications, LLC, Term Loan B, LIBOR + 3.50%, 9/30/10	1,010,938
	10,000	Century Cable Holdings, LLC, Term Loan, PRIME + 2.00%, 12/31/09	9,735,436
	2,000	Century TCI California, L.P., Term Loan, PRIME + 0.75%, 12/31/07	1,984,000
		Charter Communications Operating, LLC,
	5,993	Term Loan A, LIBOR + 3.00%, 4/27/10	6,005,188
	1,968	Term Loan B, LIBOR + 3.25%, 4/27/11	1,971,703
	3,479	Dex Media East, LLC, Term Loan B, LIBOR + 1.75%, 12/31/08	3,500,106
		Dex Media West, LLC,
	702	Term Loan, TBD, 9/09/10	703,719
	1,592	Term Loan B, LIBOR + 1.75%, 3/09/10	1,598,989
	2,000	DirecTV Holdings, LLC, Term Loan B, LIBOR + 1.50%, 3/06/10	2,016,562
	1,336	Emmis Communications Co., Term Loan B, LIBOR + 1.75%, 5/15/12	1,340,523
		Insight Midwest Holdings, LLC,
	3,777	Term Loan A, LIBOR + 1.50%, 6/30/09	3,774,235
	2,985	Term Loan C, LIBOR + 2.00%, 12/31/09	3,020,216
	248	Masonite International Corp., Term Loan, LIBOR + 2.00%, 4/05/13	245,568
		Mediacom Communications Corp.,
	2,103	Term Loan A, LIBOR + 1.25%, 3/31/10	2,095,768
	993	Term Loan C, LIBOR + 2.00%, 2/01/14	1,004,906
	1,980	Mediacom Illinois, LLC, Term Loan B, LIBOR + 2.25%, 3/31/13	2,004,132
	1,941	Mission Broadcasting, Inc., Term Loan B, LIBOR + 1.75%, 8/14/12	1,950,756
		NEP Supershooters, L.P.,
	693	First Lien Term Loan, LIBOR + 4.00%, 2/03/11	699,930
	500	Second Lien Term Loan, LIBOR + 8.00%, 2/01/11	495,000
	328	New Skies Satellites BV, Term Loan B, LIBOR + 2.00%, 5/02/11	329,017
	1,976	Nexstar Broadcasting, Inc., Term Loan B, LIBOR + 1.75%, 8/14/12	1,985,772
	5,000	NTL Investment Holding Ltd., Term Loan B, LIBOR + 3.00%, 5/19/12	5,011,250
	750	Puerto Rico Cable Acquisition Co., Second Lien Term Loan, LIBOR + 6.25%, 7/31/11	762,188
	2,500	Raycom Media, Inc., Term Loan B, LIBOR + 1.75%, 3/31/12	2,500,000
	1,000	UPC Distribution Corp., Term Loan H, LIBOR + 2.75%, 9/30/12	1,008,214
	3,942	WMG Acquisition Corp., Term Loan, LIBOR + 2.00%, 2/28/11	3,980,442
	498	Young Broadcasting, Inc., Term Loan, LIBOR + 2.25%, 11/03/12	499,210

			65,812,196

		Publishing—0.2%
	750	Endurance Business Media, Term Loan B, LIBOR + 2.25%, 3/08/12	755,625

See Notes to Financial Statements.

BlackRock Global Floating Rate Income Trust (BGT) (continued)

Rating[1] (unaudited)	Principal Amount (000)	Description	Value

		Real Estate—2.4%
		General Growth Properties, Inc.,
	$832	Term Loan A, LIBOR + 1.75%, 11/12/07	$833,922
	3,487	Term Loan B, LIBOR + 2.00%, 11/12/08	3,507,746
	2,746	Headwaters, Inc., Term Loan, LIBOR + 2.25%, 4/30/11	2,759,472
		Kyle Acquisition Group, LLC,
	731	Term Loan B, LIBOR + 2.00%, 7/20/08	733,176
	550	Term Loan, LIBOR + 2.00%, 7/20/10	552,062
	885	Lake Las Vegas Resort, First Lien Term Loan, LIBOR + 2.75%, 11/01/09	887,386
	952	Macerich Partnership, L.P., Term Loan, LIBOR + 1.60%, 4/25/06	952,308
	248	Masonite Intl. Corp., CND Term Loan, LIBOR + 2.00%, 4/05/13	245,150
	473	Stewart Enterprises, Inc., Term Loan B, LIBOR + 1.75%, 11/19/11	478,824

			10,950,046

		Technology—3.6%
	5,000	Colfax Intl., Term Loan, TBD, 11/30/11	5,919,500
	2,916	Directed Electronics, Inc., Term Loan, LIBOR + 3.25%, 3/15/10	2,926,510
	498	Federal IT Systems, Inc., Term Loan, LIBOR + 2.75%, 4/01/11	501,542
	353	SS&C Technologies, Inc., Term Loan, LIBOR + 2.50%, 11/04/12	355,619
	2,308	UGS Corp., Term Loan, LIBOR + 2.00%, 5/30/11	2,333,833
	2,875	Verifone, Inc., Term Loan B, LIBOR + 2.00%, 6/30/11	2,907,465
	1,400	Westcom Corp., Term Loan B, LIBOR + 2.75%, 12/16/10	1,403,543

			16,348,012

		Telecommunications—7.7%
	250	AAT Communications Corp., First Lien Term Loan, LIBOR + 1.75%, 7/27/12	252,969
	1,000	Alaska Communications Systems Holdings, Inc., Term Loan, LIBOR + 2.00%, 1/31/12	1,009,250
	2,000	Atlantic Broadband Finance, LLC, Term Loan B1, LIBOR + 2.75%, 1/30/11	2,023,750
	4,369	Centennial Cellular Operating Co., Term Loan, LIBOR + 2.25%, 2/09/11	4,417,585
	500	Country Road Communications, LLC, Second Lien Term Loan, LIBOR, 7/15/13	506,250
	750	Fairpoint Communications, Inc., Term Loan, LIBOR + 1.75%, 2/15/12	751,875
	993	Intelsat Zeus, Ltd., Term Loan, LIBOR + 1.75%, 7/28/11	1,000,875
	2,000	Iowa Telecommunications Services, Inc., Term Loan B, LIBOR + 1.75%, 11/23/11	2,015,000
		IPC Acquisition Corp.,
	1,000	First Lien Term Loan, LIBOR + 2.75%, 8/05/11	1,008,333
	750	Second Lien Term Loan, LIBOR + 7.25%, 8/05/12	724,375
	1,000	Madison River Capital, LLC, Term Loan B, LIBOR + 2.50%, 7/29/12	1,013,750
		Ntelos, Inc.,
	743	First Lien Term Loan, LIBOR + 2.50%, 2/24/10	747,141
	1,750	Second Lien Term Loan, LIBOR + 5.00%, 2/24/12	1,760,937
	1,250	Second Lien Term Loan, LIBOR + 5.00%, 2/25/12	1,257,812
		PanAmSat Corp.,
	1,248	Term Loan A1, LIBOR + 2.50%, 8/20/09	1,257,606
	1,980	Term Loan B1, LIBOR + 2.00%, 8/20/11	2,001,616
	2,000	Qwest Corp., Term Loan A, LIBOR + 4.75%, 6/30/07	2,044,500
		Satbirds Finance,
	5,000	Term Loan B1, LIBOR + 2.75%, 4/04/13	5,912,100
	2,000	Second Lien Term Loan, LIBOR + 4.25%, 10/15/13	2,396,081
	451	Triton PCS, Inc., Term Loan, LIBOR + 3.25%, 11/15/09	452,026
	1,933	Valor Telecommunication Enterprises II, LLC, Term Loan B, LIBOR + 1.75%, 2/14/12	1,938,468

			34,492,299

		Transportation—0.4%
	500	Delta Air Lines, Inc., Term Loan A, LIBOR + 4.50%, 3/16/08	518,000
	436	Sirva Worldwide, Inc., Term Loan, LIBOR + 4.00%, 12/31/09	416,030
		Transport Industries, LP,
	121	Term Loan, TBD, 9/30/11	120,989
	629	Term Loan B, LIBOR + 2.50%, 9/31/09	631,825

			1,686,844

		Total Bank Loans	460,170,534

See Notes to Financial Statements.

BlackRock Global Floating Rate Income Trust (BGT) (continued)

Rating[1] (unaudited)	Principal Amount (000)		Description	Value

			Foreign Government Bonds—30.4%
B-	$11,840		Argentina Republic, 4.01%, 8/03/12	$9,091,635
B+	5,809	[2]	Bolivarian Republic of Venezuela, 2.75%, 12/18/07	5,780,072
			Federative Republic of Brazil,
BB-	3,560	[2]	2.125%, 4/15/12	3,515,258
BB-	10,424	[2]	3.125%, 4/15/12	10,321,846
BB-	9,435	[2]	10.271%, 6/29/09	10,897,425
BB-	1,840		Ser. B, 10.00%, 8/07/11	2,143,600
B+	1,600		Islamic Republic of Pakistan, 6.75%, 2/19/09	1,612,622
	5,689	[2]	Kingdom of Morocco, Zero Coupon, 1/02/09	5,674,665
A-	800		Malaysia, 8.75%, 6/01/09	893,584
A	2,400		Republic of Chile, 6.875%, 4/28/09	2,539,200
BB	3,200		Republic of Costa Rica, 9.335%, 5/15/09	3,536,000
BB+	800		Republic of El Salvador, 9.50%, 8/15/06	822,400
BB	12,714	[2]	Republic of Panama, 2.75%, 7/17/16	12,415,488
			Republic of Peru,
BB	5,488	[2]	4.50%, 3/07/17	5,117,560
BB	2,400		9.125%, 1/15/08	2,580,000
BBB+	2,400		Republic of South Africa, 7.375%, 4/25/12	2,673,000
BB-	2,400		Republic of the Philippines, 8.875%, 4/15/08	2,574,811
BB-	2,400		Republic of Turkey, 12.00%, 12/15/08	2,821,440
NR	950		Republic of Uruguay, 6.875%, 1/19/16 (EUR)	1,150,011
B+	3,321	[2]	Republic of Venezuela, 3.063%, 3/31/07	3,304,469
BBB	4,000		Russian Federation, 10.00%, 6/26/07	4,276,000
A2	2,000	[2]	Sberbank of Russia, 5.944%, 10/24/06	2,021,200
			Ukraine,
BB-	2,800	[3]	6.875%, 3/04/11	2,885,680
BB-	16,100	[2,3]	7.343%, 8/05/09	17,307,500
			United Mexican States,
Baa1	4,800	[2]	5.28%, 1/13/09	4,867,200
NR	35,170		8.00%, 12/19/13 (MXN)	3,263,474
NR	5,845		9.00%, 12/22/11 (MXN)	573,038
NR	1,445		9.50%, 12/18/14 (MXN)	146,246
			Venezuela Republic,
BB-	4,000	[2]	5.194%, 4/20/11	3,920,000
BB-	4,800		9.125%, 6/18/07	4,982,400
B+	2,000		11.00%, 3/05/08 (EUR)	2,687,453

			Total Foreign Government Bonds	136,395,277

			Total Long-Term Investments (cost $683,942,135)	688,780,393

			SHORT-TERM INVESTMENT—5.5%
			U.S. Government and Agency Security—5.5%
	24,500	[5]	FNMA Discount Note, 3.50%, 1/03/06 (cost $24,495,236)	24,495,236

			Total investments—158.8% (cost $708,437,3716)	$713,275,629
			Liabilities in excess of other assets—(4.6)%	(20,519,499)
			Preferred shares at redemption value, including dividends payable—(54.2)%	(243,537,266)

			Net Assets—100%	$449,218,864

[1]	Using the higher of S&P’s, Moody’s or Fitch’s rating.
[2]	Rate shown is interest rate as of December 31, 2005.
[3]

Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of December 31, 2005, the Trust held 7.6% of its net assets, with a current market value of $34,352,355, in securities restricted as to resale.

[4]	Issuer is in default and/or bankruptcy.
[5]	Rate shown is the yield to maturity as of December 31, 2005.
[6]

Cost for Federal income tax purposes is $708,500,396. The net unrealized appreciaton on a tax basis is $4,775,233, consisting of $8,820,009 gross unrealized appreciation and $4,004,776 gross unrealized depreciation.

              A category in the Corporate Bonds and Bank Loans sections may contain multiple industries as defined by the SEC’s Standard Industry Codes.

KEY TO ABBREVIATIONS

CND	—	Canadian Dollar	TBD	—	To Be Determined
EUR	—	European Monetary Unit	USD	—	U.S. Dollar
MXN	—	Mexican Peso

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2005
BlackRock High Income Shares (HIS)

Rating[1] (unaudited)	Principal Amount (000)		Description	Value

			LONG-TERM INVESTMENTS—143.5%
			Corporate Bonds—141.8%
			Aerospace & Defense—4.3%
BB-	$250		AAR Corp., 6.875%, 12/15/07	$253,125
B	380		Argo-Tech Corp., 9.25%, 6/01/11	394,100
B+	80		Armor Holdings, Inc., 8.25%, 8/15/13	86,400
BB	1,750		Availl, Inc., 7.625%, 7/01/11	1,793,750
B	1,940		BE Aerospace, Inc., 8.875%, 5/01/11	2,037,000
BB	1,500		Sequa Corp., 8.875%, 4/01/08	1,567,500

				6,131,875

			Automotive—3.5%
BB+	580		ArvinMeritor, Inc., 8.75%, 3/01/12	553,900
			Delco Remy Intl., Inc.,
CCC-	500		9.375%, 4/15/12	172,500
CCC-	500		11.00%, 5/01/09	175,000
B-	1,750		Goodyear Tire & Rubber Co., 7.857%, 8/15/11	1,710,625
CCC+	985	[2]	Metaldyne Corp., 10.00%, 11/01/13	906,200
BB	720		Navistar Intl. Corp., 7.50%, 6/15/11	676,800
B-	200		Stanadyne Corp., 10.00%, 8/15/14	188,000
BB-	550		TRW Automotive, Inc., 9.375%, 2/15/13	595,375

				4,978,400

			Basic Materials—15.3%
B-	1,200	[2]	Alpha Natural Resources LLC/Alpha Natural Resources Capital Corp., 10.00%, 6/01/12	1,290,000
B-	215	[2,3]	BCI US Finance Corp./Borden 2 Nova Scotia Finance ULC, 10.10%, 7/15/10	219,031
B-	2,380		Caraustar Industries, Inc., 9.875%, 4/01/11	2,427,600
BB-	1,010	[2]	Del Monte Corp., 8.625%, 12/15/12	1,073,125
B+	390		Donohue Forest Products, 7.625%, 5/15/07 (Canada)	402,187
			Equistar Chemicals LP/Equistar Funding Corp.,
BB-	125		8.75%, 2/15/09	131,250
BB-	2,780		10.125%, 9/01/08	3,016,300
BB-	1,250		10.625%, 5/01/11	1,375,000
B	500	[3]	Huntsman Intl. LLC, 7.375%, 1/01/15	482,500
BB-	1,450		Huntsman LLC, 11.625%, 10/15/10	1,645,750
			IMC Global, Inc.,
BB	200		Ser. B, 10.875%, 6/01/08	222,000
BB	45		10.875%, 8/01/13	51,638
CCC+	2,205	[2,3]	Innophos, Inc., 9.625%, 8/15/14	2,227,050
BBB+	165		Ispat Inland ULC, 9.75%, 4/01/14 (Canada)	187,688
B	500		Jacuzzi Brands, Inc., 9.625%, 7/01/10	531,250
BB-	790		Lyondell Chemical Co., 10.50%, 6/01/13	894,675
B-	715		Nalco Co., 8.875%, 11/15/13	748,069
B3	1,225		NewPage Corp., 10.00%, 5/01/12	1,206,625
B+	275		Norske Skog, Ltd., 7.375%, 3/01/14 (Canada)	240,625
B-	255	[3]	PQ Corp., 7.50%, 2/15/13	237,788
B-	1,000		Resolution Performance Products, Inc., 13.50%, 11/15/10	1,057,500
			Rhodia SA,
CCC+	1,250		8.875%, 6/01/11 (France)	1,292,187
B3	250		10.25%, 6/01/10 (France)	275,625
			Southern Peru Copper Corp.,
BBB-	140	[3]	6.375%, 7/27/15	139,833
BBB-	370	[3]	7.50%, 7/27/35	365,837

				21,741,133

			Building & Development—3.4%
B-	670	[3]	Ahern Rentals, Inc., 9.25%, 8/15/13	695,963
B2	540	[3]	Compression Polymers Corp., 10.50%, 7/01/13	523,800
B-	2,500	[3]	Goodman Global Holding Co., Inc., 7.875%, 12/15/12	2,325,000
Ba2	1,000		K Hovnanian Enterprises, Inc., 7.75%, 5/15/13	987,116
B	330		North American Energy Partners, Inc., 9.00%, 6/01/10 (Canada)	343,200

				4,875,079

BlackRock High Income Shares (HIS) (continued)

Rating[1] (unaudited)	Principal Amount (000)		Description	Value

			Consumer Products—9.4%
			Cenveo Corp.,
B3	$565		7.875%, 12/01/13	$543,812
B1	550		9.625%, 3/15/12	592,625
B3	2,035		Finlay Fine Jewelry Corp., 8.375%, 6/01/12	1,831,500
B2	928		Gold Kist, Inc., 10.25%, 3/15/14	1,030,080
B-	1,760	[3]	Knowledge Learning Corp., Inc., 7.75%, 2/01/15	1,672,000
B-	2,425		Lazydays RV Center, Inc., 11.75%, 5/15/12	2,461,375
B	110	[2]	Levi Strauss & Co., 9.28%, 4/01/12	110,825
Caa2	1,230	[2]	Merisant Co., 9.50%, 7/15/13	756,450
B3	2,065		Movie Gallery, Inc., 11.00%, 5/01/12	1,610,700
B2	240	[3]	Neiman-Marcus Group, Inc., 9.00%, 10/15/15	245,400
BB-	400	[3]	Quiksilver, Inc., 6.875%, 4/15/15	385,000
			Rite Aid Corp.,
B-	750		4.75%, 12/01/06	733,125
B-	715	[2,3]	6.125%, 12/15/08	672,100
BB-	250		8.125%, 5/01/10	255,000
B	500		Swift & Co., 12.50%, 1/01/10	526,250

				13,426,242

			Containers & Packaging—5.6%
B1	640	[3]	Crown Americas LLC and Crown Americas Capital Corp., 7.75%, 11/15/15	662,400
B	1,575		Crown Cork & Seal, Inc., 8.00%, 4/15/23	1,512,000
B	285		Crown European Holdings SA, 7.375%, 12/15/26	261,488
CCC+	75		Graham Packaging Co., Inc., 9.875%, 10/15/14	72,750
B+	1,000		Jefferson Smurfit Corp., 7.50%, 6/01/13	920,000
B	2,600		Owens Brockway, 8.25%, 5/15/13	2,684,500
B	250		Owens Illinois, Inc., 7.35%, 5/15/08	253,125
CCC+	575	[3]	Pregis Corp., 12.375%, 10/15/13	565,656
B+	1,000		Stone-Container Corp. Enterprises, Inc., 9.75%, 2/01/11	1,010,000

				7,941,919

			Ecological Services & Equipment—1.6%
			Allied Waste NA, Inc.,
BB-	800		8.50%, 12/01/08	841,000
BB-	1,000		8.875%, 4/01/08	1,052,500
B	400		Casella Waste Systems, Inc., 9.75%, 2/01/13	421,000

				2,314,500

			Energy—17.8%
BB	250		AES Corp., 9.50%, 6/01/09	270,000
B1	285		ANR Pipeline Co., 9.625%, 11/01/21	348,769
B+	340	[3]	Atlas Pipeline Partners LP, 8.125%, 12/15/15	343,060
B-	140	[2,3,4]	Calpine Corp., 8.50%, 7/15/10	114,450
B	420	[3]	Chaparral Energy, Inc., 8.50%, 12/01/15	429,450
			Chesapeake Energy Corp.,
BB	720		6.625%, 1/15/16	729,000
BB	50		6.875%, 1/15/16	51,250
B-	685		Clayton Williams Energy, Inc., 7.75%, 8/01/13	657,600
			CMS Energy Corp.,
BB-	80		7.50%, 1/15/09	82,400
BB-	160		8.50%, 4/15/11	174,400
BB-	240		9.875%, 10/15/07	257,400
BB-	390		Compagnie Generale de Geophysique SA, 7.50%, 5/15/15 (France)	401,700
B	230	[3]	Compton Petroleum Finance Corp., 7.625%, 12/01/13 (Canada)	232,300
			Dynegy Holdings, Inc.,
B+	180	[3]	9.875%, 7/15/10	197,100
B+	519	[3]	10.125%, 7/15/13	586,470
			El Paso Corp.,
Caa1	100	[3]	7.42%, 2/15/37	95,000
B-	600	[3]	7.75%, 6/15/10	612,000
Caa1	3,250	[3]	9.625%, 5/15/12	3,583,125
Caa1	205	[3]	10.75%, 10/01/10	227,294

BlackRock High Income Shares (HIS) (continued)

Rating[1] (unaudited)	Principal Amount (000)		Description	Value

			Energy—(cont’d)
B1	$50	[2]	El Paso Natural Gas Co., 8.375%, 6/15/32	$56,625
B	80		Encore Acquisition Co., 7.25%, 12/01/17	79,200
B	1,390		Exco Resources, Inc., 7.25%, 1/15/11	1,410,850
			Hilcorp Energy I LP/Hilcorp Finance Corp.,
B	200	[3]	7.75%, 11/01/15	203,500
B	139	[3]	10.50%, 9/01/10	153,942
BBB-	198		Homer City Funding LLC, 8.734%, 10/01/26	230,507
B-	760		KCS Energy, Inc., 7.125%, 4/01/12	760,000
			Midwest Generation LLC,
B+	388		8.56%, 1/02/16	421,864
B+	295		8.75%, 5/01/34	324,500
BB-	400	[3]	Mirant North America LLC, 7.375%, 12/31/13	403,000
B2	1,680		Mission Energy Holdings Co., 13.50%, 7/15/08	1,948,800
B-	240	[3]	Ocean Rig AS, 8.375%, 7/01/13 (Norway)	255,000
B2	1,775		Orion Power Holdings, Inc., 12.00%, 5/01/10	2,005,750
B	25		Range Resources Corp., 6.375%, 3/15/15	24,375
			Reliant Energy, Inc.,
BB-	295		6.75%, 12/15/14	258,125
BB-	285		9.25%, 7/15/10	285,712
B2	1,475		Roseton/Danskammer, 7.27%, 11/08/10	1,482,375
B2	345	[3]	Targa Resources, Inc., 8.50%, 11/01/13	354,487
B+	598	[3]	Tenaska Alabama Partners LP, 7.00%, 6/30/21	600,976
B1	1,000		Tennessee Gas Pipeline Co., 7.50%, 4/01/17	1,073,750
BB+	60		Transcontinental Gas Pipe Line Corp., 7.25%, 12/01/26	65,700
BBB-	200		TXU Corp., 6.55%, 11/15/34	189,626
Ba3	2,000		Universal Compression, Inc., 7.25%, 5/15/10	2,030,000
B2	820		Utilicorp Finance Corp., 7.75%, 6/15/11 (Canada)	842,550
B-	240	[3]	Verasun Energy Corp., 9.875%, 12/15/12	243,600
			Whiting Petroleum Corp.,
B2	35	[3]	7.00%, 2/01/14	35,088
B2	200		7.25%, 5/01/13	202,500

				25,335,170

			Entertainment & Leisure—6.1%
B1	250	[2]	Felcor Lodging LP, 8.83%, 6/01/11	260,000
			Gaylord Entertainment Co.,
B-	450		6.75%, 11/15/14	439,875
B-	1,000		8.00%, 11/15/13	1,047,500
B3	990	[3]	Greektown Holdings LLC, 10.75%, 12/01/13	982,575
B	650		Inn of the Mountain Gods Resort & Casino, 12.00%, 11/15/10	643,500
BB	450		K2, Inc., 7.375%, 7/01/14	448,875
BB+	500		Park Place Entertainment Corp., 7.875%, 3/15/10	537,500
B	720		Poster Financial Group, Inc., 8.75%, 12/01/11	743,400
B-	705		Riddell Bell Holdings, Inc., 8.375%, 10/01/12	655,650
BBB-	500		Royal Caribbean Cruises Ltd., 6.875%, 12/01/13 (Liberia)	529,570
B+	240	[3]	San Pasqual Casino, 8.00%, 9/15/13	241,200
BB-	630	[3]	Seneca Gaming Corp., 7.25%, 5/01/12	633,937
B	500	[2]	Virgin River Casino, 9.00%, 1/15/12	510,000
B+	1,000		Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 6.625%, 12/01/14	975,000

				8,648,582

			Financial Institutions—13.4%
B+	280		AES Ironwood LLC, 8.857%, 11/30/25	310,585
B3	1,625		BCP Crystal US Holdings Corp., 9.625%, 6/15/14 (Luxembourg)	1,807,813
B-	445	[3]	Borden US Finance Corp./Nova Scotia Finance ULC, 9.00%, 7/15/14	441,106
BB	200		Crum & Forster Holdings Corp., 10.375%, 6/15/13	211,000
			E*Trade Financial Corp.,
B+	220	[3]	7.375%, 9/15/13	222,750
B+	205		7.875%, 12/01/15	211,663
BB	1,205		Fairfax Financial Holdings Ltd., 7.75%, 4/26/12 (Canada)	1,129,688
			Ford Motor Credit Co.,
BB+	2,440		5.70%, 1/15/10	2,072,414
BB+	450		7.25%, 10/25/11	388,746

BlackRock High Income Shares (HIS) (continued)

Rating[1] (unaudited)	Principal Amount (000)		Description	Value

			Financial Institutions—(cont’d)
B-	$2,500		Jostens Intermediate Holding Corp., 7.625%, 10/01/12	$2,512,500
B-	1,945		K&F Acquisition, Inc., 7.75%, 11/15/14	1,969,312
B-	1,240	[3]	Nell AF SARL, 8.375%, 8/15/15 (Luxembourg)	1,227,600
B3	2,955	[3]	Rainbow National Services LLC, 10.375%, 9/01/14	3,316,987
B-	2,005		Standard Aero Holdings, Inc., 8.25%, 9/01/14	1,659,138
B-	110	[2]	Universal City Florida Holding Co. I/II, 9.00%, 5/01/10	110,000
CCC+	1,250		Vanguard Health Holding Co. II LLC, 9.00%, 10/01/14	1,328,125
BB-	110		Western Financial Bank, 9.625%, 5/15/12	122,925

				19,042,352

			Health Care—4.7%
Ca	50	[2,4]	Curative Health Services, Inc., 10.75%, 5/01/11	31,000
B	500		Genesis Healthcare Corp., 8.00%, 10/15/13	526,250
B	725	[2,3]	Insight Health Services Corp., 9.174%, 11/01/11	694,187
CCC+	390		MedQuest, Inc., 11.875%, 8/15/12	383,175
B-	900		Norcross Safety Products LLC/Norcross Capital Corp., 9.875%, 8/15/11	927,000
B-	940	[2,3]	Select Medical Corp., 9.933%, 9/15/15	944,700
			Tenet Healthcare Corp.,
B	180		6.375%, 12/01/11	164,700
B	180		9.875%, 7/01/14	182,700
B-	1,290		Universal Hospital Services, Inc., 10.125%, 11/01/11	1,341,600
B-	1,500		VWR Intl., Inc., 8.00%, 4/15/14	1,492,500

				6,687,812

			Industrials—13.3%
B	1,000		Blount, Inc., 8.875%, 8/01/12	1,055,000
B+	1,235		Celestica, Inc., 7.625%, 7/01/13 (Canada)	1,213,387
B-	150	[3]	Chart Industries, Inc., 9.125%, 10/15/15	153,375
B-	3,150		DI Finance/DynCorp. Intl., 9.50%, 2/15/13	3,276,000
B-	2,000		ERICO Intl. Corp., 8.875%, 3/01/12	2,065,000
B3	1,000		H&E Equipment Services LLC/H&E Finance Corp., 11.125%, 6/15/12	1,105,000
B-	1,500		NationsRent Cos., Inc., 9.50%, 5/01/15	1,563,750
BB-	1,910		Rent-A-Center, Inc., 7.50%, 5/01/10	1,824,050
BB	1,387		Service Corp. Intl., 7.70%, 4/15/09	1,456,350
B3	1,470	[3]	Sunstate Equipment Co. LLC, 10.50%, 4/01/13	1,492,050
B	175		Terex Corp., 7.375%, 1/15/14	173,688
CCC+	1,710		Trimas Corp., 9.875%, 6/15/12	1,419,300
			United Rentals NA, Inc.,
Caa1	1,100		7.00%, 2/15/14	1,028,500
Caa1	1,100		7.75%, 11/15/13	1,072,500

				18,897,950

			Media—19.1%
B-	840		Allbritton Communications Co., 7.75%, 12/15/12	845,250
CCC+	1,135		American Media Operations, Inc., 10.25%, 5/01/09	1,055,550
NR	1,250	[2]	Cablecom SCA, 5.264%, 4/30/12 (Luxembourg), (EUR)	1,494,674
B3	650	[2]	Cablevision Systems Corp., 8.716%, 4/01/09	659,750
CCC+	1,250	[3]	CCH I Holdings LLC, 11.125%, 1/15/14	731,250
B	500	[3]	Charter Communications Operating/Charter Communications Operating Capital,
			8.375%, 4/30/14	497,500
CCC+	3,390		Charter Communications Holdings II, LLC/Charter Communications Holdings II Capital Corp., 10.25%, 9/15/10	3,373,050
B+	550		Corus Entertainment, Inc., 8.75%, 3/01/12 (Canada)	595,375
B3	2,550		CSC Holdings, Inc., 10.50%, 5/15/16	2,709,375
BB	500		Dex Media East LLC/Dex Media East Finance Co., 9.875%, 11/15/09	540,625
B	1,088		Dex Media West LLC/Dex Media Finance Co., 9.875%, 8/15/13	1,206,320
B	750		Dex Media, Inc., 8.00%, 11/15/13	768,750
B	1,000		Echostar Communications Corp., 5.75%, 5/15/08	975,000
BB-	365	[2]	Echostar DBS Corp., 7.78%, 10/01/08	372,300
B	250		General Cable Corp., 9.50%, 11/15/10	265,625
B-	410		Houghton Mifflin Co., 9.875%, 2/01/13	440,750
B2	420	[3]	Network Communications, Inc., 10.75%, 12/01/13	420,000

BlackRock High Income Shares (HIS) (continued)

Rating[1] (unaudited)	Principal Amount (000)		Description	Value

			Media—(cont’d)
B3	$660		Nexstar Finance, Inc., 7.00%, 1/15/14	$604,725
B2	575	[2,3]	Paxson Communications Corp., 7.777%, 1/15/12	572,125
			Primedia, Inc.,
B2	1,310		8.875%, 5/15/11	1,205,200
B2	940	[2]	9.715%, 5/15/10	911,800
B	610		Quebecor Media, Inc., 11.125%, 7/15/11 (Canada)	661,850
			Sinclair Broadcast Group, Inc.,
B	2,150		8.00%, 3/15/12	2,214,500
B	450		8.75%, 12/15/11	473,062
CCC+	175	[3]	Unity Media GmbH, 10.375%, 2/15/15 (Germany)	181,781
Caa1	2,095		Vertis, Inc., 10.875%, 6/15/09	2,063,575
CCC	1,510		Young Broadcasting, Inc., 10.00%, 3/01/11	1,411,850

				27,251,612

			Technology—6.8%
CCC+	120		Amkor Technology, Inc., 9.25%, 2/15/08	116,400
BBB-	500		Fisher Scientific Intl., Inc., 3.25%, 3/01/24	496,875
B+	200	[3]	Hynix Semiconductor, Inc., 9.875%, 7/01/12 (South Korea)	216,750
BB-	2,600		Lucent Technologies, Inc., 6.50%, 1/15/28	2,190,500
			MagnaChip Semiconductor SA/Magna Semiconductor Finance Co., (Luxembourg)
Ba3	540		6.875%, 12/15/11	533,250
Ba3	60		7.741%, 12/15/11	61,050
B2	980		8.00%, 12/15/14	933,450
CCC+	130	[3]	SS&C Technologies, Inc., 11.75%, 12/01/13	133,250
BB	900		STATS ChipPAC Ltd., 7.50%, 7/19/10 (Singapore)	904,500
			Sungard Data Systems, Inc.,
B-	240	[2,3]	8.525%, 8/15/13	250,200
B-	685	[3]	9.125%, 8/15/13	712,400
B-	1,200	[3]	10.25%, 8/15/15	1,206,000
B	685		Superior Essex Communications LLC/Essex Group, Inc., 9.00%, 4/15/12	678,150
B-	740		UGS Corp., 10.00%, 6/01/12	810,300
BB+	500		Xerox Corp., 7.625%, 6/15/13	527,500

				9,770,575

			Telecommunications—14.4%
B2	750	[2]	Airgate PCS, Inc., 8.35%, 10/15/11	774,375
BB-	1,000		American Tower Corp., 7.125%, 10/15/12	1,030,000
			Centennial Communications Corp.,
B3	645		8.125%, 2/01/14	654,675
CCC	400	[3]	10.00%, 1/01/13	399,000
BB-	2,085		Cincinnati Bell, Inc., 7.25%, 7/15/13	2,163,188
B3	170	[2,3]	Hawaiian Telcom Communications, Inc., 9.948%, 5/01/13	162,350
B+	500		Insight Midwest LP/Insight Capital, 10.50%, 11/01/10	525,625
			Intelsat Ltd., (Bermuda)
B2	1,235	[3]	8.625%, 1/15/15	1,247,350
B2	895	[3]	9.609%, 1/15/12	908,425
BB-	1,120		Lucent Technologies, Inc., 6.45%, 3/15/29	954,800
B-	150		Northern Telecom Ltd., 6.875%, 9/01/23 (Canada)	134,250
CCC+	410	[2,3]	Ntelos Holdings Corp., 13.35%, 10/15/13	408,975
B1	1,072		PanAmSat Corp., 9.00%, 8/15/14	1,125,600
NA	3,000	[2,4,6]	Poland Telecom Finance BV, 14.00%, 12/01/07 (Netherlands)	—
B+	230		Qwest Capital Funding, Inc., 7.00%, 8/03/09	231,150
			Qwest Corp.,
BB+	850	[3]	7.741%, 6/15/13	920,125
BB+	3,190	[2]	8.875%, 3/15/12	3,580,775
BB-	615		Rogers Wireless Communications, Inc., 8.00%, 12/15/12 (Canada)	651,900
			Rural Cellular Corp.,
B2	1,000		8.25%, 3/15/12	1,055,000
Caa1	1,560		9.875%, 2/01/10	1,645,800
CCC-	1,170		Triton PCS, Inc., 9.375%, 2/01/11	854,100
B3	1,100	[3]	Wind Acquisition Finance SA, 10.75%, 12/01/15 (Luxembourg)	1,135,750

				20,563,213

BlackRock High Income Shares (HIS) (continued)

Rating[1] (unaudited)	Principal Amount (000)		Description	Value

			Transportation—3.1%
B	$905		CHC Helicopter Corp., 7.375%, 5/01/14 (Canada)	$916,313
BB-	1,035	[3]	Hertz Corp., 8.875%, 1/01/14	1,055,700
B3	1,616		Horizon Lines LLC, 9.00%, 11/01/12	1,700,840
BB+	660		Overseas Shipholding Group, Inc., 8.25%, 3/15/13	694,650

				4,367,503

			Total Corporate Bonds	201,973,917

	Shares

			Common Stocks—0.0%
	495	[5]	Crown Castle Intl. Corp.	13,320
	64,467	[4,5,6]	Goss Holdings, Inc.	1

			Total Common Stocks	13,321

			Preferred Securities—1.7%
			Consumer Products—0.5%
	30,000		Smurfit-Stone Container Corp., 7.00%	676,500

			Containers & Packaging—0.1%
	5,000		Owens Illinois, Inc., 4.75%	170,000

			Energy—0.4%
	500	[3,4,6]	NRG Energy, Inc., 4.00%	649,938

			Media—0.3%
	10,300		Emmis Communications Corp., 6.25%	436,524

			Telecommunications—0.4%
	10,000		Crown Castle Intl. Corp., 6.25%	529,080

			Total Preferred Securities	2,462,042

			Warrants—0.0%
	3,700	[3,5,6]	Pliant Corp. expires 6/01/10	—

			Total Long-Term Investments (cost $209,555,522)	204,449,280

	Principal Amount (000)

			SHORT-TERM INVESTMENT—0.9%
			U.S. Government and Agency Security—0.9%
	$1,300	[7]	FNMA Discount Note, 3.50%, 1/03/06 (cost $1,299,747)	1,299,747

			Total investments—144.4% (cost $210,855,2698)	$205,749,027
			Liabilities in excess of other assets—(44.4)%	(63,291,719)

			Net Assets Applicable to Common Shareholders—100%	$142,457,308

[1]	Using the higher of S&P’s, Moody’s or Fitch’s rating.
[2]	Rate shown is interest rate as of December 31, 2005.
[3]

Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of December 31, 2005, the Trust held 29.7% of its net assets, with a current market value of $42,248,536, in securities restricted as to resale.

[4]	Issuer is in default and/or bankruptcy.
[5]	Non-income producing security.
[6]	Security is fair valued.
[7]	Rate shown is the yield to maturity as of December 31, 2005.
[8]

Cost for federal income purposes is $211,400,414. The net unrealized depreciation on a tax basis is $5,651,387, consisting of $3,203,169 gross unrealized appreciation and $8,854,556 gross unrealized depreciation.

A category in the Corporate Bonds section may contain multiple industries as defined by the SEC’s Standard Industry Codes.

KEY TO ABBREVIATIONS EUR – European Monetary Unit

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2005

BlackRock Preferred Opportunity Trust (BPP)

Rating[1] (unaudited)	Shares		Description	Value

			LONG-TERM INVESTMENTS—145.0%
			Preferred Securities—65.0%
			Consumer Products—0.5%
BBB-	20,000	[2]	Dairy Farmers of America, Inc., 7.875%	$2,003,750

			Energy—4.1%
BB+	5,000		Devon Energy Corp., Ser. A, 6.49%	501,250
A-	50,000		Gulf Power Co., Ser. 1, 6.00%	5,150,000
B-	115,000		Hanover Compressor Cap. Trust, 7.25%, expires 12/14/29, price $17.875, 2.7972 shares	5,575,430
Baa3	275,000		Nexen, Inc., 7.35%	7,097,750

				18,324,430

			Financial Institutions—46.5%
A3	600		ABN Amro NA, Inc., 6.46%	642,000
Baa2	300,000		ACE Ltd., Sec. C, 7.80%	7,818,750
BBB-	405,000		Axis Capital Holdings Ltd., Ser. A, 7.25%	9,639,000
A2	30,000		Banesto Hldgs. Ltd., Ser. A, 10.50%	955,312
A	100,000		Bear Stearns Co., Inc., Ser. E, 6.15%	5,053,130
B1	60,000		Chevy Chase Preferred Cap. Corp., Ser. A, 10.375%	3,335,400
A-	100,000		CIT Group, Inc., 6.35%	2,580,000
A3	23,600		Citigroup Cap. I , 6.75%	592,360
AA	40,000		Citigroup Cap. X, 6.10%	974,000
AA	50,000		Citigroup Cap. XI , 6.00%	1,220,500
BB	80,000		Colonial Cap. Trust IV, 7.875%	2,048,000
			Credit Suisse First Boston, Inc.,
Aa3	11,100		6.25%	273,171
Aa3	12,300		7.00%	308,654
BB+	200,000		Endurance Specialty Holdings, Ltd., 7.75%	4,740,000
BBB+	72,500		Everest Re Cap. Trust, 7.85%	1,844,219
BBB+	30,000		Everest Re Cap. Trust II, Ser. B, 6.20%	666,000
			Federal Home Loan Mortgage Corp.,
AA-	96,150		Ser. F, 5.00%	4,172,910
AA-	27,958		Ser. H, 5.10%	1,202,194
AA	15,200		Financial Security Assurance Holdings Ltd., 5.60%	341,848
			First Republic Bank,
BBB-	185,000		6.25%	4,427,050
BBB-	277,200		6.70%	6,869,376
BBB-	120,000		First Republic Preferred Cap. Corp., 7.25%	3,000,000
Aa3	85,000		Fleet Cap. Trust VII, 7.20%	2,143,700
Aa3	26,100		Fleet Cap. Trust VIII, 7.20%	663,462
			Goldman Sachs Group, Inc.,
A+	200,000		Ser. B, 6.20%	4,980,000
Aa3	102,900		6.00%	2,453,527
			ING Groep NV,
A	76,700		7.05%	1,960,644
A	560,337		7.20%	14,383,851
A1	80,000		JP Morgan Chase Cap. XII, 6.25%	1,987,504
A3	117,200		KeyCorp Cap. V, 5.875%	2,750,543
A	263,400		Lehman Brothers Holdings Cap. Trust III, Ser. K, 6.375%	6,535,612
A	90,000		Lehman Brothers Holdings Cap. Trust IV, Ser. L, 6.375%	2,252,700
			Lehman Brothers Holdings, Inc.,
A	31,100		Ser. D, 5.67%	1,491,830
A	150,000		Ser. M, 6.50%	3,975,000
A+	200,000		Merrill Lynch & Co., Inc., Ser. 3, 6.375%	5,112,500
A+	20,000		Merrill Lynch Preferred Cap. Trust III, 7.00%	508,126
A+	86,900		Merrill Lynch Preferred Cap. Trust V, 7.28%	2,269,828
A-	625,000		MetLife, Inc., Ser. B, 6.50%	16,200,000
A1	187,000		Morgan Stanley Cap. Trust III, 6.25%	4,547,840
BBB	7,200		News Corp. Ltd., The, Ser. 9, Class 1, 8.125%	181,800
A	209,400		Partnerre Ltd., Ser. C, 6.75%	5,084,504
BBB	79,385		Phoenix Companies Inc., The, 7.45%	1,992,563
BBB+	18,400		PLC Cap. Trust IV, 7.25%	464,600

See Notes to Financial Statements.

BlackRock Preferred Opportunity Trust (BPP) (continued)

Rating[1] (unaudited)	Shares		Description	Value

			Financial Institutions—(cont’d)
A-	409,975	[3]	Principal Financial Group, 6.518%	$10,915,584
BBB	371,725		Renaissancere Holdings Ltd., Ser. B, 7.30%	8,889,561
BBB-	30		Roslyn Real Estate Asset Corp., Ser. C, 8.95%	3,054,750
AA-	375,000		Royal Bank of Scotland Group PLC, ADR, 6.35%	9,423,750
			Safeco Cap. Trust I,
Baa2	4,100		8.072% (CORTS)	108,322
Baa2	23,600		8.25% (SATURNS)	606,011
Baa2	2,000		8.375% (CORTS)	53,480
Baa2	14,700		8.70% (CORTS)	411,894
Baa2	35,700		8.75% (CORTS)	1,033,515
A-	5,000		SLM Corp., Ser. A, 6.97%	265,938
A-	50,600		Sprint Corp., 7.00%	1,257,916
A-	103,439		Structured Repackaged Asset-Backed Trust Securities, 6.50%	2,508,396
A	60	[2]	Union Planters Preferred Funding Corp., 7.75%	7,217,100
BBB-	11,100		Valero Energy Corp., 7.25%	284,271
A2	404,400		Wachovia Preferred Funding Corp., Ser. A, 7.25%	11,285,308
Baa1	5,200		Washington Mutual Cap. I, 7.65%	131,463
Baa1	143,865		Zions Cap. Trust, 8.00%	3,727,010
Baa2	2,000	[2,3]	Zurich Regcaps Funding Trust, 6.58%	2,074,220

				207,892,497

			Media—1.4%
Baa1	253,100		AOL Time Warner, Inc., Ser. A-1, 7.625%	6,459,112

			Real Estate—12.5%
BBB-	305		BRE Properties, Ser. D, 6.75%	7,523,754
BBB-	78,888		CarrAmerica Realty Corp., Ser. E, 7.50%	1,984,033
BBB-	120,000		Developers Diversified Realty Corp., 7.375%	2,958,756
			Duke Realty Corp.,
BBB	90,000		Ser. J, 6.625%	2,216,700
BBB	160,800		Ser. K, 6.50%	3,879,300
BBB+	322,000		Kimco Realty Corp., Ser. F, 6.65%	8,251,250
BBB+	255,200		NB Capital Corp., 8.35%	6,765,352
			Regency Centers Corp.,
BBB	75,000		6.70%	1,830,473
BBB	324,000		7.45%	8,353,141
Aa3	30	[2]	Sun Trust Real Estate Investment Corp., 9.00%	3,960,000
A-	320,000		Weingarten Realty Investors, Ser. D, 6.75%	8,243,200

				55,965,959

			Total Preferred Securities	290,645,748

	Principal Amount (000)

			Trust Preferred Securities—35.9%
			Energy—1.8%
BB+	$3,000		HL&P Cap. Trust II, 8.257%, 2/01/37	3,022,500
BBB-	4,655		K N Cap. Trust III, 7.63%, 4/15/28	5,153,890

				8,176,390

			Financial Institutions—31.4%
Ba2	4,500		AFC Cap. Trust I, 8.207%, 2/03/27	4,761,814
A2	6,000	[2]	AgFirst Farm Credit Bank, 7.30%, 10/14/49	6,250,500
BBB	5,500		AON Corp., 8.205%, 1/01/27	6,538,400
BBB	5,000		Astoria Cap. Trust 1, 9.75%, 11/01/29	5,794,500
A3	9,774		AXA SA, 7.10%, 5/29/49 (France)	10,050,636
A+	3,557		BNP Paribas Cap. Trust V, 7.20%, 12/31/49	3,650,549
A1	5,500		California Preferred Funding Trust, 7.00%, 1/30/49	5,685,900
BBB-	1,100		Colonial Cap. Trust II, 8.92%, 1/15/27	1,173,810

See Notes to Financial Statements.

BlackRock Preferred Opportunity Trust (BPP) (continued)

Rating[1] (unaudited)	Principal Amount (000)		Description	Value

			Financial Institutions—(cont’d)
A1	$3,000		Credit Agricole Preferred Fund Trust II, 7.00%, 8/29/49	$3,090,000
A+	14,500	[2,3]	Deutsche Bank Cap. Funding, 7.872%, 12/29/49	15,657,390
A-	8,000	[2]	Dresdner Funding Trust I, 8.151%, 6/30/31	9,939,760
Baa2	1,100		FCB/NC Cap. Trust I, 8.05%, 3/01/28	1,169,828
A3	5,000		Greenpoint Cap. Trust I, 9.10%, 6/01/27	5,460,450
A1	5,000		HBOS Cap. Funding LP, 6.85%, 3/29/49	5,081,500
AA-	200		HSBC Holdings PLC, 6.20%, (United Kingdom)	4,928,000
BBB-	1,400		HUBCO Cap. Trust I, 8.98%, 2/01/27	1,522,192
BBB-	3,000		HUBCO Cap. Trust II, 7.65%, 6/15/28	3,210,000
A1	1,000		JPM Cap. Trust II, 7.95%, 2/01/27	1,065,378
BBB+	10,000	[2,3]	Mangrove Bay Pass-Through Trust, 6.102%, 7/15/33	9,923,800
BB+	3,145		Markel Cap. Trust I, 8.71%, 1/01/46	3,333,983
Aa3	1		Morgan Stanley, 7.05%, 4/01/32	33,191
A2	2,000		NBP Capital Trust III, 7.375%, 10/29/49	2,105,000
A3	3,000		North Fork Cap. Trust II, 8.00%, 12/15/27	3,249,750
BBB+	5,000		Old Mutual Cap. Funding, 8.00%, 5/29/49 (United Kingdom)	5,256,500
A1	3,000		RBS Cap. Trust, 6.80%, 12/31/49 (United Kingdom)	3,050,878
A+	4,600	[2]	State Street Institutional Capital A, 7.94%, 12/30/26	4,884,832
A+	7,500	[2]	Sun Life of Canada US Cap. Trust I, 8.526%, 5/29/49	8,042,475
BBB-	5,000	[2]	Webster Cap. Trust I, 9.36%, 1/29/27	5,354,150

				140,265,166

			Real Estate—2.7%
BB+	8,180	[2]	Sovereign Real Estate Investor Corp., 12.00%, 8/29/49	11,861,000

			Total Trust Preferred Securities	160,302,556

			Corporate Bonds—44.1%
			Automotive—0.8%
B-	100		Accuride Corp., 8.50%, 2/01/15	98,500
BB+	75		ArvinMeritor, Inc., 8.75%, 3/01/12	72,000
B-	130		Goodyear Tire & Rubber Co., 7.857%, 8/15/11	127,075
CCC+	250	[3]	Metaldyne Corp., 10.00%, 11/01/13	230,000
BB	100		Navistar Intl. Corp., 7.50%, 6/15/11	95,000
B-	2,850		Rexnord Corp., 10.125%, 12/15/12	3,070,875

				3,693,450

			Basic Materials—1.4%
B-	100	[2]	BCI US Finance Corp./Borden 2 Nova Scotia Finance ULC, 10.10%, 7/15/10	101,875
B-	2,145		Caraustar Industries, Inc., 9.875%, 4/01/11	2,187,900
B+	200		Donohue Forest Products, 7.625%, 5/15/07 (Canada)	206,250
BB-	2,700		Lyondell Chemical Co., 11.125%, 7/15/12	3,030,750
B3	450		NewPage Corp., 10.00%, 5/01/12	443,250
B-	100	[2]	PQ Corp., 7.50%, 2/15/13	93,250
BBB-	190	[2]	Southern Peru Copper Corp., 7.50%, 7/27/35	187,862

				6,251,137

			Building & Development—1.4%
B-	75	[2]	Ahern Rentals, Inc., 9.25%, 8/15/13	77,906
B2	260	[2]	Compression Polymers Corp., 10.50%, 7/01/13	252,200
B-	790	[2]	Goodman Global Holding Co., Inc., 7.875%, 12/15/12	734,700
			K Hovnanian Enterprises, Inc.,
BB+	3,250		6.25%, 1/15/15	3,038,750
BB+	2,000		6.25%, 1/15/16	1,860,000
B	170		North American Energy Partners, Inc., 9.00%, 6/01/10 (Canada)	176,800

				6,140,356

			Consumer Products—3.7%
B3	115		ALH Finance LLC, 8.50%, 1/15/13	108,100
B1	3,000		Cenveo Corp., 9.625%, 3/15/12	3,232,500
BB+	8,500		Delhaize America, Inc., 8.125%, 4/15/11	9,271,375
B3	320		Finlay Fine Jewelry Corp., 8.375%, 6/01/12	288,000
B2	110		Gold Kist, Inc., 10.25%, 3/15/14	122,100
B-	140	[2]	Knowledge Learning Corp., Inc., 7.75%, 2/01/15	133,000
B-	1,260		Lazydays RV Center, Inc., 11.75%, 5/15/12	1,278,900

See Notes to Financial Statements.

BlackRock Preferred Opportunity Trust (BPP) (continued)

Rating[1] (unaudited)	Principal Amount (000)		Description	Value

			Consumer Products—(cont’d)
B	$460	[3]	Levi Strauss & Co., 9.28%, 4/01/12	$463,450
B3	860		Movie Gallery, Inc., 11.00%, 5/01/12	670,800
BB-	300	[2]	Quiksilver, Inc., 6.875%, 4/15/15	288,750
B-	750	[2,3]	Rite Aid Corp., 6.125%, 12/15/08	705,000

				16,561,975

			Containers & Packaging—0.1%
B1	385	[2]	Crown Americas LLC and Crown Americas Capital Corp., 7.75%, 11/15/15	398,475

			Ecological Services & Equipment—0.1%
BB-	290		Allied Waste North America, 5.75%, 2/15/11	274,050

			Energy—3.0%
BB	3,000		AES Corp., 8.875%, 2/15/11	3,240,000
B2	620		Aquila Finance Corp., 7.75%, 6/15/11 (Canada)	637,050
B-	45	[2,3,4]	Calpine Corp., 8.50%, 7/15/10	36,788
B	220	[2]	Chaparral Energy, Inc., 8.50%, 12/01/15	227,700
BB	30	[2]	Chesapeake Energy Corp., 6.875%, 11/15/20	30,075
B-	285		Clayton Williams Energy, Inc., 7.75%, 8/01/13	273,600
BB-	85		CMS Energy Corp., 8.50%, 4/15/11	92,650
BB-	210		Compagnie Generale de Geophysique SA, 7.50%, 5/15/15 (France)	216,300
B	130	[2]	Compton Petroleum Finance Corp., 7.625%, 12/01/13 (Canada)	131,300
B2	710		Dresser, Inc., 9.375%, 4/15/11	747,275
B+	1,190	[2]	Dynegy Holdings, Inc., 10.125%, 7/15/13	1,344,700
B	50		Encore Acquisition Co., 7.25%, 12/01/17	49,500
B	120	[2]	Hilcorp Energy I LP/Hilcorp Finance Corp., 7.75%, 11/01/15	122,100
B+	19		Midwest Generation LLC, 8.56%, 1/02/16	20,579
B2	50		Mirant Americas Generation LLC, 8.30%, 5/01/11	63,250
B-	130	[2]	Ocean Rig AS, 8.375%, 7/01/13	138,125
B2	2,950		Orion Power Holdings, Inc., 12.00%, 5/01/10	3,333,500
			Reliant Energy, Inc.,
BB-	295		6.75%, 12/15/14	258,125
BB-	50		9.25%, 7/15/10	50,125
B2	420	[2]	Targa Resources, Inc., 8.50%, 11/01/13	431,550
B2	55	[2]	Whiting Petroleum Corp., 7.00%, 2/01/14	55,137
BB	2,000		Williams Cos., Inc., 7.125%, 9/01/11	2,080,000

				13,579,429

			Entertainment & Leisure—0.2%
B3	510	[2]	Greektown Holdings LLC, 10.75%, 12/01/13	506,175
B	130		Poster Financial Group, Inc., 8.75%, 12/01/11	134,225
B+	130	[2]	San Pasqual Casino, 8.00%, 9/15/13	130,650
B+	190		Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 6.625%, 12/01/14	185,250

				956,300

			Financial Institutions—26.7%
Aa3	9,605	[2,5]	American General Institute Cap., 7.57%, 12/01/45	11,813,189
BB	415	[2]	American Real Estate Partners LP/American Real Estate Finance Corp., 7.125%, 2/15/13	413,962
Aa3	5,000		BAC Capital Trust V, 5.625%, 3/08/35	4,919,550
AA	5,000	[2,3]	Barclays Bank PLC, 6.86%, 9/29/49 (United Kingdom)	5,571,350
B3	300		BCP Crystal US Holdings Corp., 9.625%, 6/15/14 (Luxembourg)	333,750
B-	70	[2,3]	Borden US Finance Corp./Nova Scotia Finance ULC, 9.00%, 7/15/14	69,388
BB	1,000		Crum & Forster Holdings Corp., 10.375%, 6/15/13	1,055,000
			E*Trade Financial Corp.,
B+	125	[2]	7.375%, 9/15/13	126,563
B+	170		7.875%, 12/01/15	175,525
BB	5,000		Fairfax Financial Holdings Ltd., 7.75%, 4/26/12 (Canada)	4,687,500
BBB	11,500		First Midwest Cap. Trust I, 6.95%, 12/01/33	12,725,670
BB+	125		Ford Motor Credit Co., 7.25%, 10/25/11	107,985
AA-	7,000		HSBC Bank USA, Inc., 5.875%, 11/01/34	7,133,140
AA-	10,000	[2,3]	HSBC Capital Funding LP, 4.61%, 12/29/49 (Jersey)	9,423,100
A1	5,000		JP Morgan Chase Capital XVII, 5.85%, 8/01/35	4,972,850
BBB-	5,000		Kingsway America, Inc., 7.50%, 2/01/14	5,145,250
A+	7,399		Lloyds Bank Ltd., 6.90%, 10/10/49 (United Kingdom)	7,519,604

See Notes to Financial Statements.

BlackRock Preferred Opportunity Trust (BPP) (continued)

Rating[1] (unaudited)	Principal Amount (000)		Description	Value

			Financial Institutions—(cont’d)
B-	$340	[2]	Nell AF SARL, 8.375%, 8/15/15 (Luxembourg)	$336,600
A	8,000		Prudential, 6.50%, 6/29/49 (United Kingdom)	7,910,000
BBB+	5,000		Reinsurance Group of America, Inc., 6.75%, 12/15/65	5,052,450
A3	4,000		Resparcs Funding LP, 8.00%, 12/30/49 (Hong Kong)	4,130,000
A	5,000	[2,3]	Skandinaviska Enskilda Banken AB, 5.471%, 3/29/49	4,993,750
Ba1	2,000		Sovereign Capital Trust 1, 9.00%, 4/01/27	2,145,620
B-	30		Standard Aero Holdings, Inc., 8.25%, 9/01/14	24,825
AA+	4,051	[3]	Structured Asset Receivable Trust, 1.649%, 1/21/10	4,057,530
AA	10,000	[3]	UBS Preferred Funding Trust, 8.622%, 10/29/49	11,439,080
B-	60	[3]	Universal City Florida Holding Co. I/II, 9.00%, 5/01/10	60,000
BB-	60		Western Financial Bank, 9.625%, 5/15/12	67,050
A2	3,000	[2,3]	Westpac Capital Trust IV, 5.256%, 12/29/49	2,928,570

				119,338,851

			Health Care—0.3%
B	530	[2,3]	Insight Health Services Corp., 9.174%, 11/01/11	507,475
			Tenet Healthcare Corp.,
B	90		6.375%, 12/01/11	82,350
B	90		9.875%, 7/01/14	91,350
B-	520		Universal Hospital Services, Inc., 10.125%, 11/01/11	540,800

				1,221,975

			Industrials—1.1%
B+	210		Celestica, Inc., 7.625%, 7/01/13 (Canada)	206,325
B-	90	[2]	Chart Industries, Inc., 9.125%, 10/15/15	92,025
B-	1,770		DI Finance/DynCorp. Intl., 9.50%, 2/15/13	1,840,800
B-	300		ERICO Intl. Corp., 8.875%, 3/01/12	309,750
CCC+	400	[2]	Hydrochem Industrial Services, 9.25%, 2/15/13	384,000
CCC+	2,395		Trimas Corp., 9.875%, 6/15/12	1,987,850

				4,820,750

			Media—1.9%
B-	200		Allbritton Communications Co., 7.75%, 12/15/12	201,250
B3	200	[3]	Cablevision Systems Corp., 8.716%, 4/01/09	203,000
BBB	110		Comcast Corp., Zero Coupon, 11/15/29	5,032,390
B	1,950		Dex Media West LLC/Dex Media Finance Co., 9.875%, 8/15/13	2,162,062
B2	220	[2]	Network Communications, Inc., 10.75%, 12/01/13	220,275
B3	270		Nexstar Finance, Inc., 7.00%, 1/15/14	247,388
B2	350	[2,3]	Paxson Communications Corp., 7.777%, 1/15/12	348,250
B2	280	[5]	Primedia, Inc, 9.715%, 5/15/10	271,600

				8,686,215

			Real Estate—1.5%
			Rouse Co.,
BB+	5,000		3.625%, 3/15/09	4,648,450
BB+	2,000		5.375%, 11/26/13	1,902,760

				6,551,210

			Technology—0.4%
B+	120	[2]	Hynix Semiconductor, Inc., 9.875%, 7/01/12 (South Korea)	130,050
BB-	185		Lucent Technologies, Inc., 6.50%, 1/15/28	155,863
B2	110		MagnaChip Semiconductor SA/Magna Semiconductor Finance Co., 8.00%, 12/15/14 (Luxembourg)	104,775
BB	60		STATS ChipPAC Ltd., 7.50%, 7/19/10 (Singapore)	60,300
			Sungard Data Systems, Inc.,
B-	140	[2,3]	8.525%, 8/15/13	145,950
B-	350	[2]	9.125%, 8/15/13	364,000
B-	320	[2]	10.25%, 8/15/15	321,600
B	460		Superior Essex Communications LLC/Essex Group, Inc., 9.00%, 4/15/12	455,400
B-	80		UGS Corp., 10.00%, 6/01/12	87,600

				1,825,538

			Telecommunications—1.0%
BB-	290		Cincinnati Bell, Inc., 7.25%, 7/15/13	300,875
B3	190	[2,3]	Hawaiian Telcom Communications, Inc., 9.948%, 5/01/13	181,450

See Notes to Financial Statements.

BlackRock Preferred Opportunity Trust (BPP) (continued)

Rating[1] (unaudited)	Principal Amount (000)		Description	Value

			Telecommunications—(cont’d)
			Intelsat Ltd., (Bermuda)
Caa1	$200		5.25%, 11/01/08	$181,000
B2	85	[2]	8.25%, 1/15/13	85,000
B2	355	[2]	8.625%, 1/15/15	358,550
B2	365	[2,3]	9.614%, 1/15/12	370,475
BB-	30		Lucent Technologies, Inc., 6.45%, 3/15/29	25,575
B-	80		Nortel Networks Corp., 6.875%, 9/01/23 (Canada)	71,600
			Qwest Corp.,
BB+	460	[2,3]	7.741%, 6/15/13	497,950
BB+	1,845		7.875%, 9/01/11	1,987,987
B3	420	[2]	Wind Acquisition Finance SA, 10.75%, 12/01/15 (Luxembourg)	437,850

				4,498,312

			Transportation—0.5%
B	90		CHC Helicopter Corp., 7.375%, 5/01/14 (Canada)	91,125
BB-	395	[2]	Hertz Corp., 8.875%, 1/01/14	402,900
B3	32		Horizon Lines LLC, 9.00%, 11/01/12	33,680
B+	80		OMI Corp., 7.625%, 12/01/13 (Marshall Island)	80,900
B	1,910		Sea Containers Ltd., 10.50%, 5/15/12	1,895,675

				2,504,280

			Total Corporate Bonds	197,302,303

			Total Long-Term Investments (cost $635,882,737)	648,250,607

			SHORT-TERM INVESTMENT—3.1%
			U.S. Government and Agency Security—3.1%
	14,000	[6]	FNMA Discount Note, 3.50%, 1/03/06 (cost $13,997,278)	13,997,278

			Total investments before borrowed bonds and investments sold short
			(cost $649,880,0147)	662,247,885

			BORROWED BONDS—2.7%
	51	[8]	U.S. Treasury Bonds, 2.35%, 1/04/06	50,513

	12,073	[8]	U.S. Treasury Notes, 3.50%, 1/03/06-1/04/06	12,072,750

			Total Borrowed Bonds (cost $12,123,263)	12,123,263

			INVESTMENTS SOLD SHORT—(2.7)%
	(45)		U.S. Treasury Bonds, 5.375%, 2/15/31	(50,605)
			U.S. Treasury Notes,
	(7,500)		4.25%, 10/15/10	(7,462,500)
	(4,550)		4.50%, 11/15/15	(4,589,084)

			Total Investments Sold Short (proceeds received $12,010,577)	(12,102,189)

			Total investments net of borrowed bonds and investments sold short—148.1%	$662,268,959
			Other assets in excess of liabilities—1.3%	5,798,991
			Preferred shares at redemption value, including dividends payable—(49.4)%	(220,878,008)

			Net Assets —100%	$447,189,942

[1]	Using the higher of S&P’s, Moody’s or Fitch’s rating.
[2]

Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of December 31, 2005, the Trust held 29.9% of its net assets, with a current market value of $133,820,567, in securities restricted as to resale.

[3]	Rate shown is interest rate as of December 31, 2005.
[4]	Issuer is in default and/or bankruptcy.
[5]

Securities, or a portion thereof, pledged as collateral with a value of $3,074,750 on 160 short U.S. Treasury Note futures contracts expiring March 2006 and 524 short U.S. Treasury Bond futures contracts expiring March 2006. The notional value of such contracts on December 31, 2005 was ($77,339,250), with an unrealized loss of $1,484,963.

[6]	Rate shown is the yield to maturity as of December 31, 2005.
[7]

Cost for Federal income tax purposes is $650,051,896. The net unrealized appreciation on a tax basis is $12,140,735, consisting of $17,156,333 gross unrealized appreciation and $4,960,344 gross unrealized depreciation.

[8]	The interest rate and maturity date shown represent the terms of the bonds borrowed transaction, not the security borrowed (see Note 1).

KEY TO ABBREVIATIONS

ADR	—	American Depository Receipt	PPLUS	—	Preferred Plus
CABCO	—	Corporate Asset Backed Corp.	SATURNS	—	Structured Asset Trust Unit Repackagings
CORTS	—	Corporate Backed Trust Securities

See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2005

	Global Floating Rate Income Trust (BGT)	High Income Shares (HIS)	Preferred Opportunity Trust (BPP)

Assets
Investments at value[1]	$713,275,629	$205,749,027	$662,247,885
Cash	828,319	68,697	2,111,729
Foreign currency at value[2]	3,484,883	—	—
Receivable from investments sold	5,723,742	—	—
Variation margin receivable	—	—	158,501
Unrealized gain on foreign currency exchange contracts	388,125	35,926	—
Deposits with brokers as collateral for borrowed bonds	—	—	12,123,263
Interest receivable	7,696,040	4,275,289	5,814,688
Unrealized appreciation on interest rate swaps	—	—	1,362,527
Investments in affiliates	25,624	2,881	61,969
Other assets	19,243	5,979	19,177

	731,441,605	210,137,799	683,899,739

Liabilities
Payable for investments purchased	35,224,619	—	—
Investments sold short at value[3]	—	—	12,102,189
Loan payable	—	66,000,000	—
Interest payable	—	194,713	121,508
Unrealized loss on foreign currency exchange contracts	207,169	—	—
Dividends payable—common shares	2,700,317	1,117,114	3,050,969
Investment advisory fee payable	324,552	130,965	368,655
Deferred Trustees’ fees	25,624	2,881	61,969
Payable to affiliates	37,345	—	—
Other accrued expenses	165,849	234,818	126,499

	38,685,475	67,680,491	15,831,789

Preferred Shares at Redemption Value
$0.001 par value per share and $25,000 liquidation value per share, including dividends payable[4]	243,537,266	—	220,878,008

Net Assets Applicable to Common Shareholders	$449,218,864	$142,457,308	$447,189,942

Composition of Net Assets Applicable to Common Shareholders:
Par value	$23,481	$—	$18,306
Paid-in capital in excess of par	444,771,968	402,401,094	433,529,217
Undistributed (distributions in excess of) net investment income	(341,283)	(505,133)	90,975
Accumulated net realized gain (loss)	(274,479)	(254,368,302)	1,397,605
Net unrealized appreciation (depreciation)	5,039,177	(5,070,351)	12,153,839

Net assets applicable to common shareholders, December 31, 2005	$449,218,864	$142,457,308	$447,189,942

Net asset value per common share[5]	$19.13	$2.61	$24.43

[1] Investments at cost	$708,437,371	$210,855,269	$649,880,014
[2] Foreign currency at cost	3,479,849	—	—
[3] Proceeds received	—	—	12,010,577
[4] Preferred shares outstanding	9,738	—	8,832
[5] Common shares outstanding	23,481,021	54,493,341	18,305,777

See Notes to Financial Statements.

STATEMENTS OF OPERATIONS
For the year ended December 31, 2005

	Global Floating Rate Income Trust (BGT)	High Income Shares (HIS)	Preferred Opportunity Trust (BPP)

Investment Income
Interest income	$44,071,722	$17,328,976	$26,457,468
Dividend income	—	148,103	19,180,085
Income from affiliates	1,241	77	4,645

Total investment income	44,072,963	17,477,156	45,642,198

Expenses
Investment advisory	5,294,734	1,566,881	4,456,570
Transfer agent	18,324	25,280	14,965
Custodian	278,248	71,416	130,472
Reports to shareholders	114,687	51,166	118,915
Directors/Trustees	56,691	26,982	54,502
Registration	19,693	51,251	21,250
Independent accountants	60,826	64,350	59,227
Legal	88,931	72,157	80,143
Insurance	49,209	19,736	43,668
Auction agent	629,661	—	577,571
Deferred Trustee’s fees	1,241	77	4,645
Miscellaneous	69,055	79,612	79,794

Total expenses excluding interest expense	6,681,300	2,028,908	5,641,722
Interest expense	351,973	2,454,816	1,344,842

Total expenses	7,033,273	4,483,724	6,986,564
Less fees waived by Advisor	(1,411,929)	—	—
Less fees paid indirectly	(72,857)	(7,996)	(13,967)

Net expenses	5,548,487	4,475,728	6,972,597

Net investment income	38,524,476	13,001,428	38,669,601

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(43,510)	(754,008)	7,812,429
Foreign currency	(690,363)	110,906	—
Futures	—	—	(2,741,607)
Interest rate swaps	—	—	(2,057,611)
Short sales	—	—	(641,661)

	(733,873)	(643,102)	2,371,550

Net change in unrealized appreciation/depreciation on:
Investments	(3,571,502)	(11,607,552)	(19,188,348)
Foreign currency	252,623	35,891	—
Futures	—	—	349,369
Interest rate swaps	—	—	1,038,668
Short sales	—	—	345,857

	(3,318,879)	(11,571,661)	(17,454,454)

Net loss	(4,052,752)	(12,214,763)	(15,082,904)

Dividends and Distributions to Preferred Shareholders from:
Net investment income	(7,702,674)	—	(4,681,820)
Net realized gains	(22,268)	—	(2,471,709)

Total dividends and distributions	(7,724,942)	—	(7,153,529)

Net Increase in Net Assets Applicable to Common Shareholders Resulting from Operations	$26,746,782	$786,665	$16,433,168

See Notes to Financial Statements.

STATEMENTS OF CASH FLOWS
For the year ended December 31, 2005

Reconciliation of Net Increase in Net Assets Resulting from Operations to Net Cash Provided by Operating Activities	Global Floating Rate Income Trust (BGT)	High Income Shares (HIS)	Preferred Opportunity Trust (BPP)

Net increase in net assets resulting from operations	$26,746,782	$786,665	$16,433,168

Purchases of long-term investments	(335,698,253)	(239,073,932)	(514,220,555)
Proceeds from sales of long-term investments	347,638,653	242,166,246	524,679,038
Increase (Decrease) in short-term investments	8,509,300	(61,096)	5,179,586
Amortization of premium and discounts on investments	995,229	432,716	1,147,567
Net realized loss (gain) on investments	(132,006)	754,008	(7,812,429)
Increase in unrealized appreciation/depreciation	3,571,502	11,607,552	19,188,348
Decrease in investments sold short	—	—	(1,401,686)
(Increase) Decrease in investments in affiliates	(23,529)	231,811	(27,599)
Net effect of exchange rates on foreign currency	757,369	—	—
(Increase) Decrease in receivable for investments sold	(5,271,376)	808,195	—
Increase in interest rate swaps	—	—	(1,038,668)
Decrease in deposits with brokers as collateral for borrowed bonds	—	—	1,673,612
Increase in variation margin receivable	—	—	(915,126)
Increase in receivable for open forward foreign currency contacts	(238,439)	(35,926)	—
Increase (Decrease) in income receivable	(2,093,047)	(315,212)	745,849
Decrease in other assets	18,614	101,296	437
Decrease in interest payable	—	50,412	(1,214,771)
Increase (Decrease) in payable for investments purchased	(14,151,227)	—	—
Decrease in investment advisory fee payable	(322)	(5,035)	(14,922)
Increase (Decrease) in deferred Directors/Trustees’ fees	23,529	(234,692)	27,599
Increase in payable to affiliates	28,752	—	—
Decrease in accrued expenses	(281,345)	(126,624)	(7,303)

Total adjustments	3,653,404	16,299,719	25,988,977

Net cash flows provided by operating activities	$30,400,186	$17,086,384	$42,422,145

Increase (Decrease) in Cash and Foreign Currency
Net cash flows provided by operating activities	$30,400,186	$17,086,384	$42,422,145

Cash used for financing activities:
Offering costs relating to the issuance of preferred shares	81,708	—	8,740
Reinvestment of common dividends	—	840,842	—
Increase in loan payable	—	(3,000,000)	—
Increase in preferred shares at redemption value including dividends payable	51,560	—	46,154
Cash dividends paid to common shareholders	(28,227,405)	(15,681,635)	(43,060,935)

Net cash used for financing activities	(28,094,137)	(17,840,793)	(43,006,041)

Net increase (decrease) in cash	2,306,049	(754,409)	(583,896)
Cash and foreign currency at beginning of year	2,007,153	823,106	2,695,625

Cash and foreign currency at end of year	$4,313,202	$68,697	$2,111,729

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS
For the year ended December 31, 2005 and for the period[1] ended December 31, 2004

	Global Floating Rate Income Trust (BGT)		High Income Shares (HIS)

	2005	2004	2005	2004[2]

Increase in Net Assets Applicable to Common Shareholders
Operations:
Net investment income	$38,524,476	$7,644,992	$13,001,428	$14,823,261
Net realized gain (loss)	(733,873)	104,561	(643,102)	(1,468,607)
Net change in unrealized appreciation/depreciation	(3,318,879)	8,358,056	(11,571,661)	2,948,471
Dividends and distributions to preferred shareholders from:
Net investment income	(7,702,674)	(945,917)	—	—
Net realized gains	(22,268)	—	—	—

Net increase in net assets applicable to common shareholders resulting from operations	26,746,782	15,161,692	786,665	16,303,125

Dividends and Distributions to Common Shareholders from:
Net investment income	(28,572,525)	(8,763,117)	(14,468,525)	(16,001,963)
Net realized gains	(164,417)	—	—	—

Total dividends and distributions	(28,736,942)	(8,763,117)	(14,468,525)	(16,001,963)

Capital Share Transactions:
Net proceeds from the issuance of common shares	—	438,510,001	—	—
Net proceeds from the underwriters’ over-allotment option exercised	—	9,053,500	—	—
Offering costs relating to preferred shares	81,708	(2,834,760)	—	—
Reinvestment of common dividends	—	—	840,842	698,683

Net proceeds from capital share transactions	81,708	444,728,741	840,842	698,683

Total increase (decrease)	(1,908,452)	451,127,316	(12,841,018)	999,845

Net Assets Applicable to Common Shareholders
Beginning of period	451,127,316	—	155,298,326	154,298,481

End of period	$449,218,864	$451,127,316	$142,457,308	$155,298,326

End of period undistributed (distributions in excess of) net investment income	$(476,855)	$(1,900,197)	$(792,169)	$186,113

[1]

Commencement of investment operations for Global Floating Rate Income Trust was August 30, 2004. This information includes the initial investment by BlackRock Funding, Inc. The other Trusts’ statements are for a full year.

[2]	Audited by other Independent Registered Public Accounting Firm.

See Notes to Financial Statements

	Preferred Opportunity Trust (BPP)

	2005	2004

Increase in Net Assets Applicable to Common Shareholders

Operations:
Net investment income	$38,669,601	$40,552,790
Net realized gain (loss)	2,371,550	12,492,981
Net change in unrealized appreciation/depreciation	(17,454,454)	(6,235,228)
Dividends and distributions to preferred shareholders from:
Net investment income	(4,681,820)	(2,900,841)
Net realized gains	(2,471,709)	(402,710)

Net increase in net assets applicable to common shareholders resulting from operations	16,433,168	43,506,992

Dividends and Distributions to Common Shareholders from:
Net investment income	(31,788,280)	(36,611,627)
Net realized gains	(11,272,655)	(1,328,999)

Total dividends and distributions	(43,060,935)	(37,940,626)

Capital Share Transactions:
Net proceeds from the issuance of common shares	—	—
Net proceeds from the underwriters’ over-allotment option exercised	—	—
Offering costs relating to preferred shares	8,740	—
Reinvestment of common dividends	—	—

Net proceeds from capital share transactions	8,740	—

Total increase (decrease)	(26,619,027)	5,566,366

Net Assets Applicable to Common Shareholders
Beginning of period	473,808,969	468,242,603

End of period	$447,189,942	$473,808,969

End of period undistributed (distributions in excess of) net investment income	$175,514	$(34,370)

FINANCIAL HIGHLIGHTS
BlackRock Global Floating Rate Income Trust (BGT)

	For the Year Ended December 31, 2005	For the period August 30, 2004[1] through December 31, 2004

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$19.21	$19.10 [2]

Investment operations:
Net investment income	1.64	0.33
Net realized and unrealized gain (loss)	(0.17)	0.35
Dividends and distributions to preferred shareholders from:
Net investment income	(0.33)	(0.04)
Net realized gains	— [3]	—

Net increase from investment operations	1.14	0.64

Dividends and distributions to common shareholders from:
Net investment income	(1.22)	(0.37)
Net realized gains	— [3]	—

Total dividends and distributions	(1.22)	(0.37)

Capital charges with respect to issuance of:
Common shares	—	(0.04)
Preferred shares	—	(0.12)

Total capital charges	—	(0.16)

Net asset value, end of period	$19.13	$19.21

Market price, end of period	$17.16	$18.63

TOTAL INVESTMENT RETURN[4]	(1.34)%	(5.00)%

RATIOS TO AVERAGE NET ASSETS OF COMMON SHAREHOLDERS:[5]
Total expenses	1.56%	1.26%[6]
Net expenses	1.23%	0.97%[6]
Net expenses excluding interest expense	1.15%	0.97%[6]
Net investment income before preferred share dividends	8.52%	5.04%[6]
Preferred share dividends	1.71%	0.62%[6]
Net investment income available to common shareholders	6.81%	4.42%[6]

SUPPLEMENTAL DATA:
Average net assets (000)	$452,179	$446,660
Portfolio turnover	46%	11%
Net assets applicable to common shareholders, end of period (000)	$449,219	$451,126
Preferred shares outstanding (000)	$243,450	$243,450
Reverse repurchase agreements outstanding, end of period (000)	$—	$—
Reverse repurchase agreements average daily balance (000)	$10,722	$114
Reverse repurchase agreements weighted average interest rate	3.27%	2.24%
Asset coverage, end of period	$71,139	$71,330

[1]	Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
[2]	Net asset value, beginning of period, reflects a deduction of $0.90 per share sales charge from the initial offering price of $20.00 per share.
[3]	Amounted to less than $0.01 per common share outstanding.
[4]

Total investment return is calculated assuming a purchase of a share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

[5]	Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of the common shareholders.
[6]	Annualized.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS
BlackRock High Income Shares (HIS)

	Year Ended December 31,

	2005	2004[4]	2003[4]	2002[4]	2001[4]

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year	$2.87	$2.86	$2.42	$3.05	$3.88

Investment operations:
Net investment income	0.24	0.28 [1]	0.32 [1]	0.36 [1]	0.55 [1]
Net realized and unrealized gain (loss)	(0.23)	0.03	0.40	(0.62)	(0.81)

Net increase (decrease) from investment operations	0.01	0.31	0.72	(0.26)	(0.26)

Dividends and distributions from:
Net investment income	(0.27)	(0.30)	(0.28)	(0.29)	(0.57)
Tax return of capital	—	—	—	(0.08)	—

Total dividends and distributions	(0.27)	(0.30)	(0.28)	(0.37)	(0.57)

Net asset value, end of year	$2.61	$2.87	$2.86	$2.42	$3.05

Market value, end of year	$2.33	$2.90	$2.87	$2.32	$3.36

TOTAL INVESTMENT RETURN[2]	(11.28)%	12.24%	37.23%	(21.23)%	(6.85)%

RATIOS TO AVERAGE NET ASSETS:
Total expenses	3.04%	2.23%	2.21%	2.53%	3.43%
Net expenses	3.04%	2.23%	2.21%	2.53%	3.43%
Net expense, excluding interest expense	1.37%	1.39%	1.46%	1.49%	1.26%
Net investment income	8.82%	9.70%	11.99%	13.29%	15.56%

SUPPLEMENTAL DATA:
Average net assets (000)	$147,376	$152,815	$143,397	$144,665	$174,851
Portfolio turnover	115%	56%	93%	134%	82%
Net assets, end of year (000)	$142,457	$155,298	$154,298	$129,538	$161,693
Loan outstanding, end of year (000)	$66,000	$69,000	$68,000	$51,000	$73,800
Asset coverage, end of year[3]	$3,158	$3,251	$3,269	$3,540	$3,191
Loan average daily balance (000)	$65,992	$64,081	$60,604	$68,577	$74,023
Loan weighted average interest rate	3.37%	2.01%	1.72%	2.20%	5.50%

[1]

Net investment income per share has been recalculated in accordance with SEC requirements, with the exception that end-of-the-year accumulated undistributed/(overdistributed) net investment income has not been adjusted to reflect current-year permanent differences between financial and tax accounting.

[2]

Total investment return is calculated assuming a purchase of a share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at rates obtained under the Trust dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Past performance is not a guarantee of future results.

[3]	Per $1,000 of loan outstanding.
[4]	Audited by other Independent Registered Public Accounting Firm.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each year indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

The performance set forth in this table is the financial data of BlackRock High Income Shares (formerly CIGNA High Income Shares). BlackRock began managing CIGNA High Income Shares on March 2, 2005.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
BlackRock Preferred Opportunity Trust (BPP)

			For the Period February 28, 2003[1] through December 31, 2003
	Year Ended December 31,

	2005	2004

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$25.88	$25.58	$23.88 [2]

Investment operations:
Net investment income	2.11	2.22	1.72
Net realized and unrealized gain (loss)	(0.82)	0.33	1.93
Dividends and distributions to preferred shareholders from:
Net investment income	(0.26)	(0.16)	(0.10)
Net realized gains	(0.13)	(0.02)	—

Net increase from investment operations	0.90	2.37	3.55

Dividends and distributions to common shareholders from:
Net investment income	(1.74)	(2.00)	(1.66)
Net realized gains	(0.61)	(0.07)	—

Total dividends and distributions	(2.35)	(2.07)	(1.66)

Capital charges with respect to issuance of:
Common shares	—	—	(0.05)
Preferred shares	—	—	(0.14)

Total capital charges	—	—	(0.19)

Net asset value, end of period	$24.43	$25.88	$25.58

Market price, end of period	$24.20	$25.39	$24.83

TOTAL INVESTMENT RETURN[3]	4.83%	11.01%	6.28%

RATIOS TO AVERAGE NET ASSETS OF COMMON SHAREHOLDERS:[4]
Total expenses	1.51%	1.44%	1.52%[5]
Net expenses	1.51%	1.44%	1.52%[5]
Net expenses excluding interest expense	1.22%	1.19%	1.16%[5]
Net investment income before preferred share dividends	8.37%	8.66%	8.35%[5]
Preferred share dividends	1.27%	0.62%	0.48%[5]
Net investment income available to common shareholders	7.10%	8.04%	7.87%[5]

SUPPLEMENTAL DATA:
Average net assets of common shareholders (000)	$461,868	$468,110	$449,345
Portfolio turnover	77%	88%	98%
Net assets applicable to common shareholders, end of period (000)	$447,190	$473,809	$468,243
Preferred shares value outstanding, end of period (000)	$220,800	$220,800	$220,841
Reverse repurchase agreements outstanding, end of period (000)	$—	$—	$3,486
Reverse repurchase agreements average daily balance (000)	$2,904	$782	$19,822
Reverse repurchase agreements weighted average interest rate	3.07%	1.50%	1.44%
Asset coverage, end of period	$75,642	$78,650	$78,021

[1]	Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
[2]	Net asset value, beginning of period, reflects a deduction of $1.12 per share sales charge from the initial offering price of $25.00 per share.
[3]

Total investment return is calculated assuming a purchase of a share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

[4]	Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of the common shareholders.
[5]	Annualized.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

Note 1. Organization & Accounting Policies

BlackRock High Income Shares (“High Income”) (formerly CIGNA High Income Shares), a Massachusetts business trust, is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). BlackRock Global Floating Rate Income Trust (“Global”) and BlackRock Preferred Opportunity Trust (“Preferred Opportunity”) are organized as Delaware statutory trusts and are registered as non-diversified and diversified, closed-end management investment companies, respectively, under the 1940 Act. Global, High Income and Preferred Opportunity are individually referred to as a “Trust” and collectively as the “Trusts”.

          The following is a summary of significant accounting policies followed by the Trusts.

Investment Valuation: The Trusts value most of their investments on the basis of current market quotations provided by dealers or pricing services selected under the supervision of each Trust’s Board of Trustees or Board of Directors as the case may be (each a “Board”). In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, market transactions in comparable investments, various relationships observed in the market between investments, and calculated yield measures based on valuation technology commonly employed in the market for such investments. Exchange-traded options are valued at their last sales price as of the close of options trading on applicable exchanges. In the absence of a last sale, options are valued at the average of the quoted bid and asked prices as of the close of business. A futures contract is valued at the last sale price as of the close of the commodities exchange on which it trades. Swap quotations are provided by dealers selected under the supervision of the Board. Short-term securities may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value. Investments or assets for which such current market quotations are not readily available are valued at fair value (“Fair Value Assets”) as determined in good faith under procedures established by, and under the general supervision and responsibility of, each Trust’s Board. The investment advisor and/or sub-advisor will submit its recommendations regarding the valuation and/or valuation methodologies for Fair Value Assets to a valuation committee. The valuation committee may accept, modify or reject any recommendations. The pricing of all Fair Value Assets shall be subsequently reported to the Board.

          When determining the price for a Fair Value Asset, the investment advisor and/or sub-advisor shall seek to determine the price that the Trust might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant.

Investment Transactions and Investment Income: Investment transactions are recorded on trade date. The cost of investments sold and the related gain or loss is determined by use of a specific identification method, generally first-in, first out, for both financial reporting and Federal income tax purposes. Each Trust records interest income on an accrual basis and amortizes premium and/or accretes discount on securities purchased using the interest method.

Repurchase Agreements: In connection with transactions in repurchase agreements, a Trust’s custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by a Trust may be delayed or limited.

Bank Loans: In the process of buying, selling and holding bank loans, a Trust may receive and/or pay certain fees. These fees are in addition to interest payments received and may include facility fees, commitment fees, amendment fees, commissions and prepayment penalty fees. When a Trust buys a bank loan it may receive a facility fee and when it sells a bank loan it may pay a facility fee. On an ongoing basis, a Trust may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a bank loan. In certain circumstances, a Trust may receive a prepayment penalty fee upon the prepayment of a bank loan by a borrower. Other fees received by a Trust may include covenant waiver fees and covenant modification fees.

Credit Default Swaps: Credit default swaps are agreements in which one party pays fixed periodic payments to a counterparty in consideration for a guarantee from the counterparty to make a specific payment should a negative credit event take place. Risks arise from the possible inability of the counterparties to meet the terms of their contracts.

          During the term of the swap, changes in the value of the swap are recognized as unrealized gains or losses by “marking-to-market” to reflect the market value of the swap. When the swap is terminated, a Trust will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Trust’s basis in the contract, if any.

          The Trusts are exposed to credit loss in the event of non-performance by the other party to the swap. However, the Trusts closely monitor swaps and do not anticipate non-performance by any counterparty.

Interest Rate Swaps: Interest rate swaps are agreements in which one party pays a floating rate of interest on a notional principal amount and receives a fixed rate of interest on the same notional principal amount for a specified period of time. Alternatively, a party may pay a fixed rate and receive a floating rate. Interest rate swaps are efficient as asset/liability management tools. In more complex swaps, the notional principal amount may decline (or amortize) over time.

          During the term of the swap, changes in the value of the swap are recognized as unrealized gains or losses by “marking-to-market” to reflect the market value of the swap. When the swap is terminated, a Trust will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Trust’s basis in the contract, if any.

          The Trusts are exposed to credit loss in the event of non-performance by the other party to the swap. However, the Trusts closely monitor swaps and do not anticipate non-performance by any counterparty.

Financial Futures Contracts: A futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by marking-to-market on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin payments are made or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, a Trust records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Trust’s basis in the contract.

          Financial futures contracts, when used by the Trusts, help in maintaining a targeted duration. Futures contracts can be sold to effectively shorten an otherwise longer duration portfolio. In the same sense, futures contracts can be purchased to lengthen a portfolio that is shorter than its duration target. Thus, by buying or selling futures contracts, the Trusts may attempt to manage the duration of positions so that changes in interest rates do not change the duration of the portfolio unexpectedly.

Forward Currency Contracts: The Trusts enter into forward currency contracts primarily to facilitate settlement of purchases and sales of foreign securities and to help manage the overall exposure to foreign currency. A forward contract is a commitment to purchase or sell a foreign currency at a future date (usually the security transaction settlement date) at a negotiated forward rate. In the event that a security fails to settle within the normal settlement period, the forward currency contract is renegotiated at a new rate. The gain or loss arising from the difference between the settlement value of the original and renegotiated forward contracts is isolated and is included in net realized gains (losses) from foreign currency transactions. Risks may arise as a result of the potential inability of the counterparties to meet the terms of their contract.

          Forward currency contracts, when used by the Trusts, help to manage the overall exposure to the foreign currency backing some of the investments held by the Trusts. Forward currency contracts are not meant to be used to eliminate all of the exposure to the foreign currency, rather they allow the Trusts to limit their exposure to foreign currency within a narrow band to the objectives of the Trusts.

Foreign Currency Translation: Foreign currency amounts are translated into United States dollars on the following basis:

(i)	market value of investment securities, other assets and liabilities—at the 4:00 PM Eastern Standard Time rates of exchange.

(ii)	purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

          The Trusts isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Trusts isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the period.

          Net realized and unrealized foreign exchange gains and losses includes realized foreign exchange gains and losses from sales and maturities of foreign portfolio securities, maturities of foreign reverse repurchase agreements, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of interest and discount recorded on the Trusts’ books and the U.S. dollar equivalent amounts actually received or paid and changes in unrealized foreign exchange gains and losses in the value of portfolio securities and other assets and liabilities arising as a result of changes in the exchange rate.

          Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin, including unanticipated movements in the value of the foreign currency relative to the U.S. dollar.

Short Sales: The Trusts may make short sales of securities as a method of managing potential price declines in similar securities owned. When a Trust makes a short sale, it may borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Trusts may have to pay a fee to borrow the particular securities and may be obligated to pay over any payments received on such borrowed securities. A gain, limited to the price at which a Trust sold the security short, or a loss, unlimited as to dollar amount, will be recognized upon the termination of a short sale if the market price is greater or less than the proceeds originally received.

Bonds Borrowed Agreements: In a bonds borrowed agreement, the Trust borrows securities from a third party, with the commitment that they will be returned to the lender on an agreed-upon date. Bonds borrowed agreements are primarily entered into to settle short positions. In a bonds borrowed agreement, the Trust’s third-party broker takes possession of the underlying collateral securities or cash to settle such short positions. The value of the underlying collateral securities or cash approximates the principal amount of the bonds borrowed transaction, including accrued interest. To the extent that bonds borrowed transactions exceed one business day, the value of the collateral with any counterparty is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the lender defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the lender of the security, realization of the collateral by the Trust may be delayed or limited.

Segregation: In cases in which the 1940 Act, and the interpretive positions of the Securities and Exchange Commission (the “Commission”) require a Trust to segregate assets in connection with certain investments (e.g., when-issued securities, reverse repurchase agreements or futures contracts), each Trust will, consistent with certain interpretive letters issued by the Commission, designate on its books and records cash or liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated.

Federal Income Taxes: It is each Trust’s intention to continue to be treated as a regulated investment company under the Internal Revenue Code and to distribute sufficient amounts of their taxable income to shareholders. Therefore, no federal income tax provisions are required.

Dividends and Distributions: Each Trust declares and pays dividends and distributions to common shareholders monthly from net investment income, net realized short-term capital gains and other sources, if necessary. Net long-term capital gains, if any, in excess of loss car-

ryforwards may be distributed in accordance with the 1940 Act. Dividends and distributions are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

Deferred Compensation and BlackRock Closed-End Share Equivalent Investment Plan: Under the deferred compensation plan approved by each Trust’s Board, non-interested Trustees are required to defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of other BlackRock closed-end funds selected by the Trustees, these amounts are shown on the Statements of Assets and Liabilities as Investments in affiliates. This has the same economic effect for the Trustees as if the Trustees had invested the deferred amounts in such Trusts.

          The deferred compensation plan is not funded and obligations thereunder represent general unsecured claims against the general assets of the Trust. Each Trust may, however, elect to invest in common shares of those Trusts selected by the Trustees in order to match its deferred compensation obligations.

Note 2. Agreements

Global and Preferred Opportunity each have an Investment Management Agreement with BlackRock Advisors, Inc. (the “Advisor”), a wholly owned subsidiary of BlackRock, Inc. BlackRock Financial Management, Inc., (the “Sub-Advisor”), a wholly owned subsidiary of BlackRock, Inc., serves as sub-advisor to Global and Preferred Opportunity. BlackRock, Inc. is an indirect, majority owned subsidiary of The PNC Financial Services Group, Inc.

          Effective March 2, 2005, High Income entered into an Investment Management Agreement with the Advisor, and a sub-advisory agreement with the Sub-Advisor. Prior to March 2, 2005, High Income had an Investment Management Agreement with CIGNA Investment Advisors, Inc. (“CIAI”) and a sub-advisory agreement with Shenkman Capital Management, Inc.

          The Investment Management Agreements for Global, High Income and Preferred Opportunity cover both investment advisory and administration services. The investment advisory fee paid to the Advisor by each of Global and Preferred Opportunity is computed weekly and payable monthly based on an annual rate, equal to 0.75% of Global’s average weekly net assets and 0.65% of Preferred Opportunity’s average weekly managed assets. For Global, the Advisor has voluntarily agreed to waive receipt of a portion of the management fee or other expenses of the Trust in the amount of 0.20% of the average weekly value of the Trust’s Managed Assets for the first five years of the Trust’s operations (through August 30, 2009) and for a declining amount for an additional three years (through August 30, 2012). High Income’s investment advisory fee paid to the current Advisor and CIAI is/was computed weekly and payable monthly based on an annual rate of 0.75% of the first $200 million of the Trust’s average weekly managed assets and 0.50% thereafter. The Advisor, in turn, pays the Sub-Advisor its sub-advisory fee. “Managed assets” means the total assets of a Trust (including any assets attributable to any borrowing that may be outstanding) minus the sum of accrued liabilities (other than debt representing financial leverage).

          Pursuant to the agreements, the Advisor provides continuous supervision of the investment portfolio and pays the compensation of officers of each Trust who are affiliated persons of the Advisor, as well as occupancy and certain clerical and accounting costs for each Trust. Each Trust bears all other costs and expenses, which include reimbursements to the Advisor for costs of employees that provide pricing, secondary market support and compliance services to each Trust. Prior to March 2, 2005, for administrative services, High Income reimbursed CIAI for a portion of the compensation and related expenses of the Trust’s Treasurer and Secretary and certain persons who assist in carrying out the responsibilities of those offices. For the year ended December 31, 2005, the Trusts reimbursed the Advisor the following amounts:

Trust	Amount

Global	$34,905
High Income	—
Preferred Opportunity	17,502

          Pursuant to the terms of their custody agreements, each Trust received earnings credits from its custodian for positive cash balances maintained, which are used to offset custody fees.

Note 3. Portfolio Investments

Purchases and sales of investment securities, other than short-term investments, dollar rolls and U.S. government securities, for the year ended December 31, 2005, aggregated as follows:

Trust	Purchases	Sales

Global	$335,698,253	$347,638,653
High Income	239,073,932	242,166,246
Preferred Opportunity	416,769,869	431,543,082

          Purchases and sales of U.S. government securities for the year ended December 31, 2005, aggregated as follows:

Trust	Purchases	Sales

Preferred Opportunity	$97,450,686	$93,135,956

          Details of open forward currency contracts at December 31, 2005 were as follows:

Trust	Foreign Currency	Settlement Date	Contract to Purchase/ Receive		Value at Settlement Date	Value at December 31, 2005	Unrealized Appreciation (Depreciation)

Global	Bought:
	Euro	01/20/06	6,500,000	€	$7,698,412	$7,706,181	$7,769

	Sold:
	Canadian Dollar	01/30/06	$353,000		$304,894	$303,039	1,855
	Euro	01/20/06	15,925,700	€	$19,259,473	$18,880,972	378,501
	Mexican Peso	01/26/06	$58,000,000		$5,272,656	$5,438,625	(165,969)
		01/27/06	$14,581,921		$1,326,138	$1,367,338	(41,200)

							$173,187

High Income	Bought:
	Euro	01/20/06	15,554	€	$18,423	$18,440	$17

	Sold:
	Euro	01/20/06	1,216,034	€	$1,477,608	$1,441,699	$35,909

          Details of open interest rate swaps at December 31, 2005 were as follows:

Trust	Notional Amount (000)	Fixed Rate		Floating Rate	Termination Date	Unrealized Appreciation (Depreciation)

Preferred Opportunity	80,000	4.495	%(a)	3-month LIBOR	10/19/14	$2,342,199
	65,000	5.118	(a)	3-month LIBOR	11/10/15	(979,672)

						$1,362,527

(a)	Trust pays fixed interest rate and receives floating rate.

Note 4. Borrowings

Reverse Repurchase Agreements: The Trusts may enter into reverse repurchase agreements with qualified third-party broker-dealers as determined by and under the direction of each Trust’s Board. Interest on the value of reverse repurchase agreements issued and outstanding is based upon competitive market rates at the time of issuance. At the time a Trust enters into a reverse repurchase agreement, it will establish and maintain a segregated account with the lender, containing liquid investment grade securities having a value not less than the repurchase price, including accrued interest of the reverse repurchase agreement. There were no open reverse repurchase agreements at December 31, 2005.

Loan Payable: High Income has an $80 million revolving credit agreement (the “Agreement”), which expires on October 31, 2007. Prior to expiration of the Agreement, principal is repayable in whole or in part at the option of the Trust. Borrowings under this Agreement bear interest at a variable rate tied to the lender’s average daily cost of funds, or at fixed rates, as may be agreed to between the Trust and the lender. The Trust may borrow up to 33 1/3% of its total assets up to the committed amount or 100% of the borrowing base eligible assets, as determined under the terms of the Agreement. In accordance with the terms of the Agreement, the Trust has pledged its portfolio assets as collateral for the borrowing.

Note 5. Income Tax Information

The estimated tax character of distributions paid during the year ended December 31, 2005, and the tax character of distributions paid during the year ended December 31, 2004, were as follows:

	December 31, 2005

Distributions Paid From:	Ordinary Income	Long-term Gains	Total Distributions

Global	$36,326,312	$135,572	$36,461,884
High Income	14,468,525	—	14,468,525
Preferred Opportunity	38,101,545	12,112,919	50,214,464

	December 31, 2004

Distributions Paid From:	Ordinary Income	Long-term Gains	Total Distributions

Global	$9,709,034	$—	$9,709,034
High Income	16,001,963	—	16,001,963
Preferred Opportunity	37,476,397	3,767,780	41,244,177

          As of December 31, 2005, the components of distributable earnings on a tax basis were as follows:

Trust	Undistributed Ordinary Income	Undistributed Long-term Gains	Unrealized Net Appreciation

Global	$—	$—	$4,329,903
High Income	—	—	—
Preferred Opportunity	42,830	84,538	12,195,989

          For federal income tax purposes, the following Trust had capital loss carryforwards at December 31, 2005:

Trust	Capital Loss Carryforward Amount	Expires

High Income	$24,744,772	2007
	35,363,213	2008
	55,878,284	2009
	102,576,339	2010
	28,467,396	2011
	2,339,279	2012

	249,369,283

          Accordingly, no capital gain distributions are expected to be paid to shareholders of a Trust until that Trust has net realized capital gains in excess of its carryforward amounts.

Reclassification of Capital Accounts: In order to present undistributed (distribution in excess of) net investment income (“UNII”), accumulated net realized gain (“Accumulated Gain”) and paid-in-capital (“PIC”) more closely to its tax character, the following accounts for each Trust were increased (decreased) as follows:

Trust	UNII	Accumulated Gain	PIC

Global	$(690,363)	$690,363	$—
High Income	775,851	(348,360)	(427,491)
Preferred Opportunity	(2,074,155)	2,074,155	—

Note 6. Capital

There are an unlimited number of $0.001 par value common shares authorized for Preferred Opportunity and Global. There are an unlimited number of no par value shares authorized for High Income. At December 31, 2005, the common shares outstanding and the shares owned by affiliates of the Advisor of each Trust were as follows:

Trust	Common Shares Outstanding	Common Shares Owned

Global	23,481,021	6,478
High Income	54,493,341	—
Preferred Opportunity	18,305,777	—

          Transactions in common shares of beneficial interest from August 30, 2004 (commencement of investment operations) through December 31, 2004 for Global were as follows:

	Shares from

Trust	Initial Public Offering	Underwriters’ Exercising the Over-allotment Option	Reinvestment of Dividends	Net Increase in Shares Outstanding

Global	23,006,021	475,000	—	23,481,021

          Offering costs of $924,000 ($0.04 per common share) incurred in connection with Global’s offering of common shares have been charged to paid-in capital in excess of par of the common shares.

          During the year ended December 31, 2005 and 2004, High Income issued additional shares of 302,078 and 242,592, respectively, under the terms of its Dividend Reinvestment Plan.

          As of December 31, 2005, Global and Preferred Opportunity have the following series of preferred shares outstanding as listed in the table below. The preferred shares have a liquidation value of $25,000 per share plus any accumulated unpaid dividends.

Trust	Series	Shares	Trust	Series	Shares

Global	T7	3,246	Preferred Opportunity	T7	2,944
	W7	3,246		W7	2,944
	R7	3,246		R7	2,944

          Underwriting discounts of $2,434,500 ($0.10 per common share) and offering costs of $400,260 ($0.02 per common share) incurred in connection with the preferred share offering of Global have been charged to paid-in capital in excess of par of the common shares.

          Dividends on seven-day preferred shares are cumulative at a rate which is reset every seven days based on the results of an auction. The dividend ranges on the preferred shares for Global and Preferred Opportunity for the year ended December 31, 2005 were as follows:

Trust	Series	Low	High	Average	Trust	Series	Low	High	Average

Global	T7	2.14%	4.27%	3.16%	Preferred Opportunity	T7	2.25%	4.27%	3.25%
	W7	2.10	4.31	3.18		W7	2.25	4.31	3.27
	R7	2.15	4.35	3.11		R7	2.21	4.34	3.26

          Global and Preferred Opportunity may not declare dividends or make other distributions on common shares or purchase any such shares if, at the time of the declaration, distribution or purchase, asset coverage with respect to the outstanding preferred shares and any other borrowings would be less than 200%. The preferred shares are redeemable at the option of Global and Preferred Opportunity, in whole or in part, on any dividend payment date at $25,000 per share plus any accumulated or unpaid dividends whether or not declared. The preferred shares are also subject to mandatory redemption at $25,000 per share plus any accumulated or unpaid dividends, whether or not declared, if certain requirements relating to the composition of the assets and liabilities of Global and Preferred Opportunity, as set forth in Global’s and Preferred Opportunity’s Declaration of Trust, are not satisfied. The holders of preferred shares have voting rights equal to the holders of common shares (one vote per share) and will vote together with holders of common shares as a single class. However, holders of preferred shares, voting as a separate class, are also entitled to elect two Trustees for Global and Preferred Opportunity. In addition, the Investment Company Act of 1940, as amended, requires that along with approval by shareholders that might otherwise be required, the approval of the holders of a majority of any outstanding preferred shares, voting separately as a class would be required to (a) adopt any plan of reorganization that would adversely affect the preferred shares, (b) change a Trust’s sub-classification as a closed-end investment company or change its fundamental investment restrictions and (c) change the nature of its business so as to cease to be an investment company.

Note 7. Dividends

Subsequent to December 31, 2005, each Board declared dividends from undistributed earnings per common share payable January 31, 2006, to shareholders of record on January 17, 2006. The per share common dividends declared were as follows:

Trust	Common Dividend Per Share

Global	$0.115000
High Income	0.020500
Preferred Opportunity	0.166667

          The dividends declared on preferred shares for the period January 1, 2006 to January 31, 2006 for Global and Preferred Opportunity were as follows:

Trust	Series	Dividends Declared	Trust	Series	Dividends Declared

Global	T7	252,928	Preferred Opportunity	T7	236,020
	W7	259,388		W7	236,168
	R7	257,862		R7	235,756

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees and Shareholders of:
BlackRock Global Floating Rate Income Trust BlackRock Preferred Opportunity Trust (Collectively the “Trusts”)

          We have audited the accompanying statement of assets and liabilities of the Trusts, including the portfolios of investments, as of December 31, 2005, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Trusts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

          We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trusts are not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

          In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Trusts as of December 31, 2005, the results of their operations and their cash flows for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Boston, Massachusetts,
February 27, 2006

To the Trustees and Shareholders of
BlackRock High Income Shares:

          We have audited the accompanying statement of assets and liabilities, including the schedules of investments, of BlackRock High Income Shares (the “Trust”) as of December 31, 2005, and the related statements of operations and cash flows, statements of changes in net assets and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended December 31, 2004 and the financial highlights for each of the four years in the period ended December 31, 2004 were audited by other auditors whose report, dated February 22, 2005, expressed an unqualified opinion on those statements.

          We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.

          In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of BlackRock High Income Shares as of December 31, 2005, the results of its operations and cash flows, the changes in its net assets and the financial highlights for the year then ended in conformity with accounting principles generally accepted in the United States of America.

Boston, Massachusetts
February 27, 2006

DIRECTORS/TRUSTEES INFORMATION (Unaudited)

Name, address, age	Current positions held with the Trusts	Term of office and length of time served	Principal occupations during the past five years	Number of portfolios over- seen within the fund complex[1]	Other Directorships held outside the fund complex[1]	Events or transactions by reason of which the Trustee is an interested person as defined in Section 2(a) (19) of the 1940 Act

Interested Directors/Trustees[2]

Ralph L. Schlosstein BlackRock, Inc. 40 East 52nd Street New York, NY 10022 Age: 54	Chairman of the Board	3 years3/since inception	Director since 1999 and President of BlackRock, Inc. since its formation in 1998 and of BlackRock, Inc.’s predecessor entities since 1988. Member of the Management Committee and Investment Strategy Group of BlackRock, Inc. Formerly, Managing Director of Lehman Brothers, Inc. and Co-head of its Mortgage and Savings Institutions Group. Chairman and President of the BlackRock Liquidity Funds and Director of several of BlackRock’s alternative investment vehicles.	65

Director and Chairman of the Board of Anthracite Capital, Inc. Member of the Visiting Board of Overseers of the John F. Kennedy School of Government at Harvard University, a member of the board of the Financial Institutions Center of The Wharton School of the University of Pennsylvania, a trustee of the American Museum of Natural History, a trustee of Trinity School in New York City, a member of the Board of Advisors of Marujupu LLC, and a trustee of New Visions for Public Education, The Public Theater in New York City and the James Beard Foundation. Formerly, a director of Pulte Corporation, the nation’s largest home-builder, a trustee of Denison University and a member of Fannie Mae’s Advisory Council.

						Director and President of the Advisor.

Robert S. Kapito BlackRock, Inc. 40 East 52nd Street New York, NY 10022 Age: 48	President and Trustee	3 years3/since inception	Vice Chairman of BlackRock, Inc. Head of the Portfolio Management Group. Also a member of the Management Committee, the Investment Strategy Group, the Fixed Income and Global Operating Committees and the Equity Investment Strategy Group. Responsible for the portfolio management of the Fixed Income, Domestic Equity and International Equity, Liquidity, and Alternative Investment Groups of BlackRock.	55	Chairman of the Hope and Heroes Children’s Cancer Fund. President of the Board of Directors of the Periwinkle National Theatre for Young Audiences.	Director and Vice Chairman of the Advisor.

DIRECTORS/TRUSTEES INFORMATION (Unaudited) (Continued)

Name, address, age	Current positions held with the Trusts	Term of office and length of time served	Principal occupations during the past five years	Number of portfolios overseen within the fund complex[1]	Other Directorships held outside the fund complex

Independent Directors/ Trustees

Andrew F. Brimmer P.O. Box 4546 New York, NY 10163-4546 Age: 79	Lead Trustee Audit Committee Chairman[4]	3 years3/since inception	President of Brimmer & Company, Inc., a Washington, D.C.-based economic and financial consulting firm, also Wilmer D. Barrett Professor of Economics, University of Massachusetts – Amherst. Formerly member of the Board of Governors of the Federal Reserve System. Former Chairman, District of Columbia Financial Control Board.	55

Director of CarrAmerica Realty Corporation and Borg-Warner Automotive. Formerly Director of Airborne Express, BankAmerica Corporation (Bank of America), BellSouth Corporation, College Retirement Equities Fund (Trustee), Commodity Exchange, Inc. (Public Governor), Connecticut Mutual Life Insurance Company, E.I. du Pont de Nemours & Company, Equitable Life Assurance Society of the United States, Gannett Company, Mercedes-Benz of North America, MNC Financial Corporation (American Security Bank), NCM Capital Management, Navistar International Corporation, PHH Corp. and UAL Corporation (United Airlines).

Richard E. Cavanagh P.O. Box 4546 New York, NY 10163-4546 Age: 59	Trustee Audit Committee Member	3 years3/since inception	President and Chief Executive Officer of The Conference Board, Inc., a leading global business research organization, from 1995-present. Former Executive Dean of the John F. Kennedy School of Government at Harvard University from 1988-1995. Acting Director, Harvard Center for Business and Government (1991-1993). Formerly Partner (principal) of McKinsey & Company, Inc. (1980-1988). Former Executive Director of Federal Cash Management, White House Office of Management and Budget (1977-1979). Co-author, THE WINNING PERFORMANCE (best selling management book published in 13 national editions).	55	Trustee of Aircraft Finance Trust (AFT) and Chairman of Educational Testing Service (ETS). Director, Arch Chemicals, Fremont Group and The Guardian Life Insurance Company of America.

Kent Dixon P.O. Box 4546 New York, NY 10163-4546 Age: 68	Trustee Audit Committee Member[4]	3 years3/since inception	Consultant/Investor. Former President and Chief Executive Officer of Empire Federal Savings Bank of America and Banc PLUS Savings Association, former Chairman of the Board, President and Chief Executive Officer of Northeast Savings.	55	Former Director of ISFA (the owner of INVEST, a national securities brokerage service designed for banks and thrift institutions).

Frank J. Fabozzi P.O. Box 4546 New York, NY 10163-4546 Age: 57	Trustee Audit Committee Member[4]	3 years3/since inception	Consultant. Editor of THE JOURNAL OF PORTFOLIO MANAGEMENT and Adjunct Professor of Finance and Becton Fellow at the School of Management at Yale University. Author and editor of several books on fixed income portfolio management. Visiting Professor of Finance and Accounting at the Sloan School of Management, Massachusetts Institute of Technology from 1986 to August 1992.	55	Director, Guardian Mutual Funds Group (18 portfolios).

DIRECTORS/TRUSTEES INFORMATION (Unaudited) (Continued)

Name, address, age	Current positions held with the Trusts	Term of office and length of time served	Principal occupations during the past five years	Number of portfolios overseen within the fund complex[1]	Other Directorships held outside the fund complex

Independent Directors/Trustees (continued)

Kathleen F. Feldstein P.O. Box 4546 New York, NY 10163-4546 Age: 63	Trustee	3 years3/since January 19, 2005[5]	President of Economics Studies, Inc., a Belmont, MA-based private economic consulting firm, since 1987; Chair, Board of Trustees, McLean Hospital in Belmont, MA.	55

Director of BellSouth Inc. and Knight Ridder, Inc.; Trustee of the Museum of Fine Arts, Boston, Committee for Economic Development and Partners HealthCare, Inc., Corporation member of Sherrill House, Inc. Member of the Visiting Committee of the Harvard University Art Museums and of the Advisory Board to the International School of Business at Brandeis University.

R. Glenn Hubbard P.O. Box 4546 New York, NY 10163-4546 Age: 47	Trustee	3 years3/since November 16, 2004

Dean of Columbia Business School since July 1, 2004. Columbia faculty member since 1988. Co-director of Columbia Business School’s Entrepreneurship Program 1994-1997. Visiting professor at the John F. Kennedy School of Government at Harvard and the Harvard Business School, as well as the University of Chicago. Visiting scholar at the American Enterprise Institute in Washington and member of International Advisory Board of the MBA Program of Ben-Gurion University. Deputy assistant secretary of the U.S. Treasury Department for Tax Policy 1991-1993. Chairman of the U.S. Council of Economic Advisers under the President of the United States 2001-2003.

				55

Director of ADP, Dex Media, Duke Realty, KKR Financial Corporation, and Ripplewood Holdings. Advisory boards of the Congressional Budget Office, the Council on Competitiveness, the American Council on Capital Formation, the Tax Foundation and the Center for Addiction and Substance Abuse. Trustee of Fifth Avenue Presbyterian Church of New York.

James Clayburn La Force, Jr.[6] P.O. Box 4546 New York, NY 10163-4546 Age: 76	Trustee	3 years3/since inception	Dean Emeritus of the John E. Anderson Graduate School of Management, University of California since July 1, 1993. Acting Dean of the School of Business, Hong Kong University of Science and Technology 1990-1993. From 1978 to September 1993, Dean of the John E. Anderson Graduate School of Management, University of California.	55

Director of Payden & Rygel Investment Trust, Metzler-Payden Investment Trust, Advisors Series Trust, Arena Pharmaceuticals, Inc. and CancerVax Corporation. Former director of First Nationwide Bank, Eli Lilly & Company, National Inter-group, Rockwell International, Cyprus Mines, Getty Oil Company, The Timken Company, Jacobs Engineering Group, and Motor Cargo Industries.

Walter F. Mondale[6] P.O. Box 4546 New York, NY 10163-4546 Age: 77	Trustee	3 years3/since inception	Senior Counsel, Dorsey & Whitney, LLP, a law firm (January 2004-present); Partner, Dorsey & Whitney, LLP, (December 1996- December 2003, September 1987-August 1993). Formerly U.S. Ambassador to Japan (1993-1996). Formerly Vice President of the United States, U.S. Senator and Attorney General of the State of Minnesota. 1984 Democratic Nominee for President of the United States.	55

Chairman of Panasonic Foundation’s Board of Directors and Director of United Health Foundation. Member of the Hubert H. Humphrey Institute of Public Affairs Advisory Board, The Mike and Maureen Mansfield Foundation and the Dean’s Board of Visitors of the Medical School at the University of Minnesota.

[1]

The Fund Complex means two or more registered investments companies that: (1) hold themselves out to investors as related companies for purposes of investment and investor services; or (2) have a common investment advisor or have an investment advisor that is an affiliated person of the investment advisor of any of the other registered investment companies.

[2]	Interested Director/Trustee as defined by Section 2(a)(19) of the Investment Company Act of 1940.
[3]	The Board is classified into three classes of which one class is elected annually. Each Director/Trustee serves a three-year term concurrent with the class from which they are elected.
[4]

The Board of each Trust has determined that each Trust has three Audit Committee financial experts serving on its Audit Committee, Dr. Brimmer, Mr. Dixon and Mr. Fabozzi, each of whom are independent for the purpose of the definition of Audit Committee financial expert as applicable to the Trusts.

[5]	Advisory Board member until elected Director/Trustee on May 26, 2005.
[6]	Mr. La Force and Mr. Mondale retired from the Board on February 23, 2006.

DIVIDEND REINVESTMENT PLANS

          Pursuant to each Trust’s respective Dividend Reinvestment Plan (the “Plan”), shareholders of Global and High Income may elect, while shareholders of Preferred Opportunity are automatically enrolled, to have all distributions of dividends and capital gains reinvested by Computershare Trust Company, N.A. (the “Plan Agent”) in the respective Trust’s shares pursuant to the Plan. Shareholders who do not participate in the Plan will receive all distributions in cash paid by check and mailed directly to the shareholders of record (or if the shares are held in street or other nominee name, then to the nominee) by the Plan Agent, which serves as agent for the shareholders in administering the Plan.

          After Global and/or High Income declares a dividend or determines to make a capital gain distribution, the Plan Agent will acquire shares for the participant’s account, by the purchase of outstanding shares on the open market, on the Trust’s primary exchange or elsewhere (“open market purchases”). These Trusts will not issue any new shares under the Plan.

          After Preferred Opportunity declares a dividend or determines to make a capital gain distribution, the Plan Agent will acquire shares for the participant’s account, depending upon the circumstances described below, either (i) through receipt of unissued but authorized shares from the Trust (“newly issued shares”) or (ii) by open market purchases. If, on the dividend payment date, the NAV is equal to or less than the market price per share plus estimated brokerage commissions (such condition being referred to herein as “market premium”), the Plan Agent will invest the dividend amount in newly issued shares on behalf of the participants. The number of newly issued shares to be credited to each participant’s account will be determined by dividing the dollar amount of the dividend by the NAV on the date the shares are issued. However, if the NAV is less than 95% of the market price on the payment date, the dollar amount of the dividend will be divided by 95% of the market price on the payment date. If, on the dividend payment date, the NAV is greater than the market value per share plus estimated brokerage commissions (such condition being referred to herein as “market discount”), the Plan Agent will invest the dividend amount in shares acquired on behalf of the participants in open-market purchases.

          Participation in the Plan is completely voluntary and may be terminated or resumed at any time without penalty by notice if received and processed by the Plan Administrator prior to the dividend record date; otherwise such termination or resumption will be effective with respect to any subsequently declared dividend or other distribution.

          The Plan Agent’s fees for the handling of the reinvestment of dividends and distributions will be paid by each Trust. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent’s open market purchases in connection with the reinvestment of dividends and distributions. The automatic reinvestment of dividends and distributions will not relieve participants of any Federal income tax that may be payable on such dividends or distributions.

          Each Trust reserves the right to amend or terminate the Plan. There is no direct service charge to participants in the Plan; however, each Trust reserves the right to amend the Plan to include a service charge payable by the participants. Participants who request a sale of shares through the Plan Agent are subject to a $2.50 sales fee and a $0.15 per share sold brokerage commission. All correspondence concerning the Plan should be directed to the Plan Agent at 250 Royall Street, Canton, MA 02021 or (800) 699-1BFM.

ADDITIONAL INFORMATION

          The Joint Annual Meeting of Shareholders was held on May 26, 2005, to elect a certain number of Directors/Trustees for each of the following Trusts to three year terms, unless otherwise indicated, expiring in 2008:

Global

Elected the Class I Trustees as follows

Trustee	Votes For	Votes Withheld

Richard E. Cavanagh[2]	7,729	24
R. Glenn Hubbard[1]	20,177,093	1,094,202
James Clayburn La Force, Jr.	20,174,396	1,096,899
Elected the Class II Trustee as follows:

Trustee	Votes For	Votes Withheld

Kathleen F. Feldstein[1]	20,177,284	1,094,011

Preferred Opportunity

Elected the Class II Trustees as follows:

Trustee	Votes For	Votes Withheld

Frank J. Fabozzi[2]	6,985	161
Kathleen F. Feldstein	17,520,587	215,310
Walter F. Mondale	17,451,899	283,998
Ralph L. Schlosstein	17,524,145	211,752

[1]

Mr. Hubbard and Mrs. Feldstein will serve until the end of the term for the class of Directors/Trustees to which they were elected, if such class was not standing for election at May 26, 2005 annual shareholders meeting.

[2]	Voted on by holders of preferred shares only

          The following Trust had an additional proposal (Proposal #2A) to amend its Declaration of Trust in order to change the maximum number of permitted Trustees allowed on its Board to 11:

	Votes For	Votes Against	Votes Withheld

Preferred Opportunity	17,142,812	392,617	200,467

          The following Trust had an additional proposal (Proposal #2B) to amend its Declaration of Trust in order to reduce the maximum number of permitted Trustees allowed on its Board from 15 to 11:

	Votes For	Votes Against	Votes Withheld

Global	19,981,501	1,093,656	196,138

          BlackRock, Inc. and Merrill Lynch & Co., Inc. (‘‘Merrill Lynch’’) announced on February 15, 2006 that they had reached an agreement to merge Merrill Lynch’s investment management business, Merrill Lynch Investment Managers, with BlackRock, Inc. to create a new independent company. Merrill Lynch will have a 49.8% economic interest and a 45% voting interest in the combined company and The PNC Financial Services Group, Inc. (‘‘PNC’’), which currently holds a majority interest in BlackRock, Inc., will have approximately a 34% economic and voting interest. The new company will operate under the BlackRock name and be governed by a board of directors with a majority of independent members. Each of Merrill Lynch and PNC has agreed that it will vote all of its shares on all matters in accordance with the recommendation of BlackRock’s board in order to assure its independence. Completion of the transaction is subject to various regulatory approvals, client consents, approval by BlackRock, Inc. shareholders and customary conditions. In the event it is determined that the transaction would constitute an assignment of the investment management agreement between the Trusts and BlackRock Advisors, Inc. and the sub-investment advisory agreement by and among the Trusts, BlackRock Advisors, Inc. and BlackRock Financial Management, Inc., the agreements would automatically terminate upon closing of the merger and new agreements would need to be approved by the board of trustees and shareholders of the Trusts. BlackRock, Inc. believes and is discussing its views with the staff of the Securities and Exchange Commission that completion of the transaction should not cause an assignment of these agreements.

          On March 1, 2005, the shareholders of CIGNA High Income Shares approved proposals to: approve an advisory agreement between the Trust and BlackRock Advisors, Inc. approve a sub-advisory agreement among the Trust, BlackRock Advisors, Inc. and BlackRock Financial Management Inc., and elect new Trustees, all of whom currently oversee BlackRock’s 55 closed-end funds, to serve until the next Annual Meeting of Shareholders. Upon approval of the Trustees, BlackRock Advisors, Inc. changed the name of the Trust to BlackRock High Income Shares.

          During the period, there were no material changes in the investment objectives or policies or their charters or by-laws of Global or Preferred Opportunity that have not been approved by the shareholders or in the principal risk factors associated with investment in these Trusts. There have been no changes in the persons who are primarily responsible for the day-to-day management of these portfolios.

          Each Trust listed for trading on the New York Stock Exchange (NYSE) has filed with the NYSE its annual chief executive officer certification regarding compliance with the NYSE’s listing standards and has filed with the Securities and Exchange Commission the certification of its chief executive officer and chief financial officer required by section 302 of the Sarbanes-Oxley Act.

          The Trusts do not make available copies of their respective Statements of Additional Information because the Trusts’ shares are not continuously offered, which means that the Statement of Additional Information of each Trust has not been updated after completion of such Trust’s offering and the information contained in each Trust’s Statement of Additional Information may have become outdated.

          Quarterly performance and other information regarding the Trusts may be found on BlackRock’s website, which can be accessed at http://www.blackrock.com/indiv/products/closedendfunds/funds.html. This reference to BlackRock’s website is intended to allow investors public access to information regarding the Trusts and does not, and is not intended, to incorporate BlackRock’s website into this report.

          Certain of the officers of the Trusts listed on the inside back cover of this Report to Shareholders are also officers of the Advisor or Sub-Advisor. They serve in the following capacities for the Advisor or Sub-Advisor; Robert S. Kapito—Director and Vice Chairman of the Advisor and the Sub-Advisor, Henry Gabbay, Anne Ackerley and Bartholomew Battista—Managing Directors of the Advisor and the Sub-Advisor, James Kong and Vincent B. Tritto—Managing Directors of the Sub-Advisor, and Jeff Gary and Brian P. Kindelan—Managing Directors of the Advisor.

SECTION 19 NOTICES

          Set forth below are amended notices, as of December 31, 2005, sent by the following Trusts, pursuant to Section 19 of the Investment Company Act of 1940 (the “1940 Act”). Section 19 requires each Trust to accompany dividend payments with a notice if any part of that payment is estimated to be from a source other than accumulated net investment income, not including profits or losses from the sale of securities or other properties. These notices are not for tax reporting purposes and were provided only for informational purposes in order to comply with the requirements of Section 19 of the 1940 Act. In January 2006, after the completion of each Trust’s tax year, shareholders will receive a Form 1099-DIV which will reflect the amount of income, capital gain and return of capital paid by the Trust taxable in calendar year 2005 and reportable on your 2005 federal and other income tax returns.

		Total Distributions	Net Investment Income	Distributions from proceeds from the sale of securities	Distributions from return of capital

BlackRock	May-05	$0.02300	$0.02300	$0.00000	$0.00000
High Income Shares	Jun-05	$0.02300	$0.02300	$0.00000	$0.00000
(HIS)	Aug-05	$0.02300	$0.02300	$0.00000	$0.00000

BlackRock	Jan-05	$0.16667	$0.05077	$0.11590	$0.00000
Preferred	May-05	$0.16667	$0.16667	$0.00000	$0.00000
Opportunity	Jul-05	$0.16667	$0.16667	$0.00000	$0.00000
Trust (BPP)	Aug-05	$0.16667	$0.16667	$0.00000	$0.00000
	Nov-05	$0.16667	$0.16667	$0.00000	$0.00000
	Dec-05	$0.16667	$0.00000	$0.16667	$0.00000

BlackRock Closed-End Funds

Directors/Trustees
 Ralph L. Schlosstein, Chairman
Andrew F. Brimmer
Richard E. Cavanagh
Kent Dixon
Frank J. Fabozzi
Kathleen F. Feldstein
R. Glenn Hubbard
Robert S. Kapito
James Clayburn La Force, Jr.
Walter F. Mondale

Officers
Robert S. Kapito, President
Henry Gabbay, Treasurer
Bartholomew Battista, Chief Compliance Officer
Anne Ackerley, Vice President
Jeff Gary, Vice President
James Kong, Assistant Treasurer
Vincent B. Tritto, Secretary
Brian P. Kindelan, Assistant Secretary

Investment Advisor
 BlackRock Advisors, Inc.
100 Bellevue Parkway
Wilmington, DE 19809
(800) 227-7BFM

Sub-Advisor[1]
BlackRock Financial Management, Inc.
40 East 52nd Street
New York, NY 10022

Accounting Agent and Custodian
State Street Bank and Trust Company
2 Avenue de Lafayette
Boston, MA 02111

Transfer Agent
Computershare Trust Company, N.A.
250 Royall Street
Canton, MA 02021
(800) 699-1BFM

Auction Agent[1]
 Bank of New York
101 Barclay Street, 7 West
New York, NY 10286

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116

Legal Counsel
 Skadden, Arps, Slate, Meagher & Flom LLP
4 Times Square
New York, NY 10036

Legal Counsel – Independent Trustees
Debevoise & Plimpton LLP
919 Third Avenue
New York, NY 10022

   This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Trust shares.Statements and other information contained in this report are asdated and are subject to change.

BlackRock Closed-End Funds
c/o BlackRock Advisors, Inc.
100 Bellevue Parkway
Wilmington, DE 19809
(800) 227-7BFM

[1]	For Global and Preferred Opportunity.

The Trusts will mail only one copy of shareholder documents, including annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Transfer Agent at (800) 699-1BFM.

The Trusts have delegated to the Advisor the voting of proxies relating to their voting securities pursuant to the Advisor’s proxy voting policies and procedures. You may obtain a copy of these proxy voting policies and procedures, without charge, by calling (800) 699-1BFM. These policies and procedures are also available on the website of the Securities and Exchange Commission (the “Commission”) at http://www.sec.gov.

Information on how proxies relating to the Trusts’ voting securities were voted (if any) by the Advisor during the most recent 12-month period ended June 30th is available without charge, upon request, by calling (800) 699-1BFM or on the website of the Commission at http://www.sec.gov.

The Trusts file their complete schedules of portfolio holdings for the first and third quarters of their respective fiscal years with the Commission on Form N-Q. Each Trust’s Form N-Q will be available on the Commission’s website at http://www.sec.gov. Each Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information regarding the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. Each Trust’s Form N-Q may also be obtained upon request, without charge, by calling (800) 699-1BFM.

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Trust shares. Statements and other information contained in this report are as dated and are subject to change.

CEF-ANN-5

Item 2. Code of Ethics.

(a)      The Registrant has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

(b)      Not applicable.

(c)      The Registrant has not amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(d)      The Registrant has not granted a waiver or an implicit waiver from a provision of its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(e)      Not applicable.

(f)      The Registrant's Code of Ethics is attached as Exhibit 99.CODEETH hereto.

Item 3. Audit Committee Financial Expert.

The Registrant's Board of Trustees has determined that it has three audit committee financial experts serving on its audit committee, each of whom is an "independent" Trustee: Dr. Andrew F. Brimmer, Kent Dixon and Frank Fabozzi. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services.

(a)      Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $28,700 for the fiscal year ended December 31, 2005 and $42,600 for the fiscal year ended December 31, 2004.

(b)      Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported above in Item 4(a) were $5,200 for the fiscal year ended December 31, 2005 and $12,300 for the fiscal year ended December 31, 2004. The nature of these services was attest services not required by statute or regulation, overhead and out-of-pocket expenses.

(c)      Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning were $4,500 for the fiscal year ended December 31, 2005 and $6,200 for the fiscal year ended December 31, 2004. The nature of these services was federal, state and local income and excise tax return preparation and related advice and planning and miscellaneous tax advice.

(d)      All Other Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant were $900 for the fiscal year ended December 31, 2005 and $0 for the fiscal year ended December 31, 2004. The nature of these fees were the Registrant and the Advisor, BlackRock, Inc., hired the principal accountant to conduct a complete review of the Registrant’s and the Advisor’s compliance procedures and provide an attestation regarding such review.

(e)      Audit Committee Pre-Approval Policies and Procedures.

          (1) The Registrant has polices and procedures (the "Policy") for the pre-approval by the Registrant's Audit Committee of Audit, Audit-Related, Tax and Other Services (as each is defined in the Policy) provided by the Registrant’s independent auditor (the "Independent Auditor") to the Registrant and other "Covered Entities" (as defined below). The term of any such pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The amount of any such pre-approval is set forth in the appendices to the Policy (the "Service Pre-Approval Documents"). At its first meeting of each calendar year, the Audit Committee will approve or re-approve the Service Pre-Approval Documents for that year, together with any changes deemed necessary or desirable by the Audit Committee. The Audit Committee may, from time to time, modify the nature of the services pre-approved, the aggregate level of fees pre-approved or both.

          For the purposes of the Policy, "Covered Services" means (A) all engagements for audit and non-audit services to be provided by the Independent Auditor to the Registrant and (B) all engagements for non-audit services that directly impacted the operations and financial reporting or the Registrant to be provided by the Independent Auditor to any Covered Entity. "Covered Entities" means (1) BlackRock Advisors, Inc. (the “Advisor”) or (2) any entity controlling, controlled by or under common control with the Advisor that provides ongoing services to the Registrant.

          In the intervals between the scheduled meetings of the Audit Committee, the Audit Committee delegates pre-approval authority under this Policy to the Chairman of the Audit Committee (the "Chairman"). The Chairman shall report any pre-approval decisions under this Policy to the Audit Committee at its next scheduled meeting. At each scheduled meeting, the Audit Committee will review with the Independent Auditor the Covered Services pre-approved by the Chairman pursuant to delegated authority, if any, and the fees related thereto. Based on these reviews, the Audit Committee can modify, at its discretion, the pre-approval originally granted by the Chairman pursuant to delegated authority. This modification can be to the nature of services pre-approved, the aggregate level of fees approved, or both. Audit Committee may modify or withdraw this delegated authority at any time the Audit Committee determines that it is appropriate to do so.

          Fee levels for all Covered Services to be provided by the Independent Auditor and pre-approved under this Policy will be established annually by the Audit Committee and set forth in the Service Pre-Approval Documents. Any increase in pre-approved fee levels will require specific pre-approval by the Audit Committee (or the Chairman pursuant to delegated authority).

          The terms and fees of the annual Audit services engagement for the Registrant are subject to the specific pre-approval of the Audit Committee. The Audit Committee (or the Chairman pursuant to delegated authority) will approve, if necessary, any changes in terms, conditions or fees resulting from changes in audit scope, Registrant structure or other matters.

          In addition to the annual Audit services engagement specifically approved by the Audit Committee, any other Audit services for the Registrant not listed in the Service Pre-Approval Document for the respective period must be specifically pre-approved by the Audit Committee (or the Chairman pursuant to delegated authority).

          Audit-Related services are assurance and related services that are not required for the audit, but are reasonably related to the performance of the audit or review of the financial statements of the Registrant and, to the extent they are Covered Services, the other Covered Entities or that are traditionally performed by the Independent Auditor. Audit-Related services that are Covered Services and are not listed in the Service Pre-Approval Document for the respective period must be specifically pre-approved by the Audit Committee (or the Chairman pursuant to delegated authority).

          The Audit Committee believes that the Independent Auditor can provide Tax services to the Registrant and Covered Entities such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the Independent Auditor in connection with a transaction, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. Tax services that are Covered Services and are not listed in the Service Pre-Approval Document for the respective period must be specifically pre-approved by the Audit Committee (or the Chairman pursuant to delegated authority).

          All Other services that are covered and are not listed in the Service Pre-Approval Document for the respective period must be specifically pre-approved by the Audit Committee (or the Chairman pursuant to delegated authority).

          Requests or applications to provide Covered Services that require approval by the Audit Committee (or the Chairman pursuant to delegated authority) must be submitted to the Audit Committee or the Chairman, as the case may be, by both the Independent Auditor and the Chief Financial Officer of the Registrant or the respective Covered Entity, and must include a joint statement as to whether, in their view, (a) the request or application is consistent with the rules of the Securities and Exchange Commission ("SEC") on auditor independence and (b) the requested service is or is not a non-audit service prohibited by the SEC. A request or application submitted to the Chairman between scheduled meetings of the Audit Committee should include a discussion as to why approval is being sought prior to the next regularly scheduled meeting of the Audit Committee.

          (2) None of the services described in each of Items 4(b) through (d) were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)      Not applicable.

(g)      The aggregate non-audit fees billed by the Registrant's accountant for services rendered to the Registrant, the Advisor (except for any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) or any entity controlling, controlled by, or under common control with the Advisor that provides ongoing services to the Registrant for each of the last two fiscal years were $6,100 for the fiscal year ended December 31, 2005 and $18,500 for the fiscal year ended December 31, 2004.

(h)      The Registrant's Audit Committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants.

The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934. The Audit Committee of the Registrant is comprised of: Dr. Andrew F. Brimmer; Richard E. Cavanagh; Kent Dixon and Frank J. Fabozzi.

Item 6. Schedule of Investments.

The Registrant’s Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

The Registrant has delegated the voting of proxies relating to its voting securities to its investment advisor, BlackRock Advisors, Inc. (the "Advisor") and its sub-advisor, BlackRock Financial Management, Inc. (the "Sub-Advisor"). The Proxy Voting Policies and Procedures of the Advisor and Sub-Advisor (the "Proxy Voting Policies") are attached as an Exhibit 99.PROXYPOL hereto.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

(a)(1) The fund management team is led by a team of investment professionals at BlackRock Financial Management, Inc. (BFM), including the following individuals who have day-to-day responsibility: Jeff Gary, Managing Director of BFM since 2003, and Scott Amero, Managing Director of BFM since 1990.

     Mr. Gary is the head of the High Yield Team and is a member of the Investment Strategy Group. Prior to joining BFM in 2003, he was a Managing Director and portfolio manager with AIG (American General) Investment Group.

     Mr. Amero is a senior strategist and portfolio manager with responsibility for overseeing all fixed income sector strategy and the overall management of client portfolios. He is also the head of Global Credit research and a member of BlackRock’s Management Committee and Investment Strategy Group.

     Mr. Gary and Mr. Amero have been portfolio managers of the Registrant since March 2005.

(a)(2) As of December 31, 2005, Jeff Gary managed or was a member of the management team for the following client accounts:

			Number of
			Accounts
			Subject to	Assets Subject
	Number	Assets	a Performance	to a
Type of Account	of Accounts	of Accounts	Fee	Performance Fee
Registered
Investment
Companies	4	$1.4 billion	0	$-

Pooled Investment
Vehicles Other Than
Registered Investment
Companies	10	$7.4 billion	7	$2.9 billion

Other Accounts	12	$1.7 billion	2	$308 billion

     As of December 31, 2005, Scott Amero managed or was a member of the management team for the following client accounts:

			Number of
			Accounts
			Subject to	Assets Subject
	Number	Assets	a Performance	to a
Type of Account	of Accounts	of Accounts	Fee	Performance Fee
Registered
Investment
Companies	28	$17.8 billion	0	$-

Pooled Investment
Vehicles Other Than
Registered Investment
Companies	48	$15.4 billion	4	$3.5 billion

Other Accounts	410	$118.3 billion	21	$6.3 billion

     BlackRock has built a professional working environment, firm-wide compliance culture and compliance procedures and systems designed to protect against potential incentives that may favor one account over another. BlackRock has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, BlackRock furnishes investment management and advisory services to numerous clients in addition to the Registrant, and BlackRock may, consistent with applicable law, make investment recommendations to other clients or accounts (including accounts which are hedge funds or have performance or higher fees paid to BlackRock, or in which portfolio managers have a personal interest in the receipt of such fees), which may be the same as or different from those made to the Registrant. In addition, BlackRock, its affiliates and any officer, director, stockholder or employee may or may not have an interest in the securities whose purchase and sale BlackRock recommends to the Registrant. BlackRock, or any of its affiliates, or any officer, director, stockholder, employee or any member of their families may take different actions than those recommended to the Registrant by BlackRock with respect to the same securities. Moreover, BlackRock may refrain from rendering any advice or services concerning securities of companies of which any of BlackRock’s (or its affiliates’) officers, directors or employees are directors or officers, or companies as to which BlackRock or any of its affiliates or the officers, directors and employees of any of them has any substantial economic interest or possesses material non-public information. Each portfolio manager also may manage accounts whose investment strategies may at times be opposed to the strategy utilized for the Registrant. In this connection, it should be noted that Mr. Amero manages certain accounts that are subject to performance fees. In addition, Mr. Gary and Mr. Amero assist in managing certain hedge funds and may be entitled to receive a portion of any incentive fees earned on such funds and a portion of such incentive fees may be voluntarily or involuntarily deferred. Additional portfolio managers may in the future manage other such accounts or funds and may be entitled to receive incentive fees.

     As a fiduciary, BlackRock owes a duty of loyalty to its clients and must treat each client fairly. When BlackRock purchases or sells securities for more than one account, the trades must be allocated in a manner consistent with its fiduciary duties. BlackRock attempts to allocate investments in a fair and equitable manner among client accounts, with no account receiving preferential treatment. To this end, BlackRock has adopted a policy that is intended to ensure that investment opportunities are allocated fairly and equitably among client accounts over time. This policy also seeks to achieve reasonable efficiency in client transactions and provide BlackRock with sufficient flexibility to allocate investments in a manner that is consistent with the particular investment discipline and client base.

(a)(3) BlackRock’s financial arrangements with its portfolio managers, its competitive compensation and its career path emphasis at all levels reflect the value senior management places on key resources. Compensation may include a variety of components and may vary from year to year based on a number of factors. The principal components of compensation include a base salary, a discretionary bonus, participation in various benefits programs and one or more of the incentive compensation programs established by BlackRock such as its Long-Term Retention and Incentive Plan and Restricted Stock Program.

Base compensation. Generally, portfolio managers receive base compensation based on their seniority and/or their position with the firm.

Discretionary compensation. In addition to base compensation, portfolio managers may receive discretionary compensation, which can be a substantial portion of total compensation. Discretionary compensation can include a discretionary cash bonus as well as one or more of the following:

     Long-Term Retention and Incentive Plan (LTIP) —The LTIP is a long-term incentive plan that seeks to reward certain key employees. The plan provides for the grant of awards that are expressed as an amount of cash that, if properly vested and subject to the attainment of certain performance goals, will be settled in cash and/or in BlackRock, Inc. common stock. Mr. Gary and Mr. Amero have received awards under the LTIP.

     Deferred Compensation Program —A portion of the compensation paid to each portfolio manager may be voluntarily deferred by the portfolio manager into an account that tracks the performance of certain of the firm’s investment products. Each portfolio manager is permitted to allocate his deferred amounts among various options, including to certain of the firm’s hedge funds and other unregistered products. In addition, prior to 2005, a portion of the annual compensation of certain senior managers, including Mr. Gary and Mr. Amero was mandatorily deferred in a similar manner for a number of years. Beginning in 2005, a portion of the annual compensation of certain senior managers, including Mr. Amero is paid in the form of BlackRock, Inc. restricted stock units which vest ratably over a number of years.

     Options and Restricted Stock Awards —While incentive stock options are not currently being awarded to BlackRock employees, BlackRock, Inc. previously granted stock options to key employees, including certain portfolio managers who may still hold unexercised or unvested options. BlackRock, Inc. also has a restricted stock award program designed to reward certain key employees as an incentive to contribute to the long-term success of BlackRock. These awards vest over a period of years. Mr. Amero has been granted stock options in prior years, and Mr. Gary and Mr. Amero participate in BlackRock’s restricted stock program.

     Incentive Savings Plans —The PNC Financial Services Group, Inc., which owns approximately 71% of BlackRock, Inc.’s common stock, has created a variety of incentive savings plans in which BlackRock employees are eligible to participate, including an Employee Stock Purchase Plan (ESPP) and a 401(k) plan. The 401(k) plan may involve a company match of the employee’s contribution of up to 6% of the employee’s salary. The company match is made using BlackRock, Inc. common stock. The firm’s 401(k) plan offers a range of investment options, including registered investment companies managed by the firm. Each portfolio manager is eligible to participate in these plans.

     Annual incentive compensation for each portfolio manager is a function of several components: the performance of BlackRock, Inc., the performance of the portfolio manager’s group within BlackRock, the investment performance, including risk-adjusted returns, of the firm’s assets under management or supervision by that portfolio manager relative to predetermined benchmarks, and the individual’s teamwork and contribution to the overall performance of these portfolios and BlackRock. Unlike many other firms, portfolio managers at BlackRock compete against benchmarks rather than each other. In most cases, including for the portfolio managers of the Registrant, these benchmarks are the same as the benchmark or benchmarks against which the performance of the Registrant or other accounts are measured. A group of BlackRock, Inc.’s officers determines the benchmarks against which to compare the performance of funds and other accounts managed by each portfolio manager. The performance of Portfolio Managers for the same fund, including the Registrant, may be measured against different benchmarks because they are responsible for different segments of the portfolio. With respect to the Registrant’s portfolio managers, such benchmarks include the following:

     Jeff Gary: A combination of market-based indices (e.g., The Lehman Brothers U.S. Corporate High Yield 2% Issuer Cap Index), certain customized indices and certain fund industry peer groups.

     Scott Amero: A combination of market-based indices (e.g., CitiGroup 1-Year Treasury Index, Merrill Lynch 1-3 Year Treasury Index, Lehman Brothers Intermediate Government Index, Lehman Brothers Intermediate Gov/Credit Index, Lehman Brothers Aggregate Index, Lehman Brothers Intermediate Aggregate Index, Lehman Brothers US Corporate High Yield 2% Issuer Cap Index and others), certain customized indices and certain fund industry peer groups.

     The group of BlackRock, Inc.’s officers then makes a subjective determination with respect to the portfolio manager’s compensation based on the performance of the funds and other accounts managed by each portfolio manager relative to the various benchmarks. This determination may take into consideration the fact that a benchmark may not perfectly correlate to the way the Registrant or other accounts are managed, even if it is the benchmark that is most appropriate for the Registrant or other accounts. For example, a benchmark’s return may be based on the total return of the securities comprising the benchmark, but the Registrant or other account may be managed to maximize income and not total return. Senior portfolio managers who perform additional management functions within BlackRock may receive additional compensation for serving in these other capacities.

(a)(4) As of December 31, 2005, the end of the Registrant’s most recently completed fiscal year, the dollar range of securities beneficially owned by each portfolio manager in the Registrant is shown below:

     Jeff Gary: None
     Scott Amero: None

(b) Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Companies and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The Registrant’s Nominating Committee will consider nominees to the Board of Trustees recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations which include biographical information and sets forth the qualifications of the proposed nominee to the Registrant’s Secretary. There have been no material changes to these procedures.

Item 11. Controls and Procedures.

(a) The Registrant's principal executive officer and principal financial officer have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported within the required time periods and that information required to be disclosed by the Registrant in this Form N-CSR was accumulated and communicated to the Registrant’s management, including its principle executive and principle financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a -3(d)) that occurred during the Registrant's fourth fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a) (1) Code of Ethics attached as EX-99.CODE ETH.

(a) (2) Certifications of Principal Executive and Financial Officers pursuant to Rule 30a-2(a) under the 1940 Act attached as EX-99.CERT.

(b) Certification of Principal Executive and Financial Officers pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 furnished as EX-99.906CERT.

Proxy Voting Policies attached as EX-99.PROXYPOL.

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     BlackRock High Income Shares

By:     /s/ Henry Gabbay
Name: Henry Gabbay
Title: Treasurer and Principal Financial Officer
Date: March 1, 2006

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:     /s/ Robert S. Kapito
Name: Robert S. Kapito
Title: President and Principal Executive Officer
Date: March 1, 2006

By:     /s/ Henry Gabbay
Name: Henry Gabbay
Title: Treasurer and Principal Financial Officer
Date: March 1, 2006